UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2006 - March 31, 2007

Item 1:	Reports to Shareholders

Vanguard® Growth and Income Fund

> Semiannual Report

March 31, 2007

>	The Investor Shares of Vanguard Growth and Income Fund gained 8.9% during the fiscal half-year ended March 31, 2007. The fund’s Admiral Shares returned
9.0% for the period.

>	The fund outpaced both the return of its benchmark, the Standard & Poor’s 500
Index, and the average return of competing funds.

>	The fund benefited from solid stock selection in most industry sectors.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Fund Profile	8
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	20
Glossary	22

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2007
Total
Returns
Vanguard Growth and Income Fund
Investor Shares	8.9%
AdmiralTM Shares[1]	9.0
S&P 500 Index	7.4
Average Large-Cap Core Fund[2]	6.9
Dow Jones Wilshire 5000 Index	8.9

Your Fund’s Performance at a Glance
September 30, 2006–March 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth and Income Fund
Investor Shares	$33.79	$36.48	$0.310	$0.000
Admiral Shares	55.20	59.59	0.559	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

The Investor Shares and Admiral Shares of Vanguard Growth and Income Fund returned 8.9% and 9.0%, respectively, during the fiscal half-year ended March 31, 2007. The fund met its goal of outperforming the Standard & Poor’s 500 Index while maintaining a risk profile similar to that of the index. The fund also outpaced the average return of large-capitalization core funds, as shown in the table on page 1.

The fund’s superior stock picks in the energy, consumer discretionary, industrials, information technology, and materials sectors more than compensated for subpar stock selections in other sectors.

Six-month stock market return reflected disparate market moods

The broad U.S. stock market stitched together a solid six-month return from patches of strength and weakness. Stock prices rallied at the start of the period, pulled back in February—in part, a reaction to the Chinese market’s swoon—then recovered in March, buoyed by generally benign economic and corporate-profit reports.

Small-capitalization stocks outpaced large-caps, and international stocks outperformed their U.S. counterparts—patterns that have been in place for much of the past few years.

2

As the Fed sat tight, bonds produced coupon-like returns

The Federal Reserve Board remained offstage during the six months, keeping its target for the federal funds rate at 5.25% throughout the period. Despite some interim back-and-forth, longer-term bond yields finished the period pretty much where they started. With rates—and prices—more or less stable, bonds’ returns were consistent with their coupons.

The broad taxable bond market returned 2.8% for the six-month period. The municipal securities market posted a return of 1.9%. Money market instruments, one of the fixed income market’s bright spots in recent months, returned 2.5% for the half-year, as measured by the Citigroup 3-Month Treasury Bill Index.

Superior stock picking boosts fund returns

The Growth and Income Fund seeks to maintain a risk level similar to that of the S&P 500 Index by mirroring the benchmark’s sector weights, but it also endeavors to outpace the S&P 500 through superior stock selection within each sector. For the most part, the fund achieved this goal in the first half of fiscal 2007.

For example, the fund maintained a weighting in the energy sector that was about the same as that of its benchmark. But the index sector’s return was 13.5%, compared with a return of 18.4% for the fund’s energy stocks, reflecting the strong performance of the fund’s sizable holdings in companies such as XTO Energy and Marathon Oil.

Market Barometer
			Total Returns
		Periods Ended March 31, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	8.2%	11.8%	6.9%
Russell 2000 Index (Small-caps)	11.0	5.9	10.9
Dow Jones Wilshire 5000 Index (Entire Market)	8.9	11.4	7.8
MSCI All Country World Index ex USA (International)	15.5	20.3	17.4

Bonds
Lehman Aggregate Bond Index (Broad Taxable Market)	2.8%	6.6%	5.4%
Lehman Municipal Bond Index	1.9	5.4	5.5
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.5

CPI
Consumer Price Index	1.2%	2.8%	2.8%

1	Annualized.

3

The fund’s advisor, Franklin Portfolio Associates, uses a battery of computer models to decide which stocks to buy or sell within each sector. Franklin’s models favor reasonably valued stocks, which typically have price/earnings ratios a bit below those of the index.

In addition to energy, the consumer discretionary, industrials, information technology, and materials sectors were the major contributors to the fund’s return. Notable stock selections included International Business Machines, media company News Corporation, and truck manufacturer PACCAR.

The fund was less successful in other sectors such as utilities and health care. Although the fund’s holdings delivered generally positive returns, their performances trailed those of similar companies in the index. The fund had relatively light exposure to solidly performing electric utility stocks, for example, many of which registered double-digit increases during the period.

Maintain a balanced and diversified portfolio

Vanguard Growth and Income Fund has performed well during the most recent fiscal half-year. As always, however, we urge you to look beyond the recent performance of your individual investments and understand the role each fund plays in your portfolio.

Annualized Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	Large-Cap
	Shares	Shares	Core Fund
Growth and Income Fund	0.36%	0.19%	1.35%

1	Fund expense ratios reflect the six months ended March 31, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

4

The Growth and Income Fund provides broad, low-cost exposure to large-cap U.S. stocks. It incorporates diversification and risk-control benefits similar to those of an index fund while also offering the potential to best the index. We recommend that you consider this fund as a core holding in a portfolio that is further diversified across stock holdings and other asset classes as well—consistent, of course, with your goals, time horizon, and tolerance for risk.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 16, 2007

5

Advisor’s Report

Much of the U.S. economic picture has remained unchanged over the last six months. Although statistical data continue to give mixed signals, overall they suggest that the economy is still expanding, albeit at a slower pace and with a rising risk of a recession sometime in late 2007 or in 2008.

The ultimate impact of the housing industry contraction and the related subprime lending debacle remains unclear. The situation is certainly causing anxiety and difficulties for those directly involved, but the overall economy may prove able to absorb the losses without undue disruption. And while there are other signs that the economy’s current expansion is getting stretched, we do not see the extreme cases of resource pricing that would normally precede a sharp rise in interest rates, which in turn would trigger a contraction. If we do slide into a recession, there is a distinct possibility that it will be shallow and short-lived.

If the stock market is a leading indicator of U.S. economic activity, we should feel some relief. Domestic equities have continued to perform well as corporate profit growth has kept pace with higher prices. From a valuation perspective, large-capitalization U.S. equities appear reasonably attractive. And within the large-cap arena, the pricing of stocks with a tilt toward growth characteristics and higher “quality” may be particularly attractive. While this may not be the time to maximize your exposure to large-cap U.S. equities, it may also be too early to reduce your exposure.

Our successes

The fund’s performance, both in absolute terms and compared with our benchmark, was positive for the six months through March 31. Stock selection was particularly good in the consumer discretionary, information technology, energy, and materials sectors. Stocks that did especially well for the fund—outperforming their industry groups—included XTO Energy (U.S. oil and gas producer), IBM, News Corporation, J.C. Penney, PACCAR (a truck manufacturer), and United States Steel. All of these companies exhibited reasonable or compelling stock valuations coupled with earnings results in line with or exceeding expectations.

While sector tilts (measured as the difference between sector weightings in the portfolio and the S&P 500 Index) are deliberately minimized in the Growth and Income Fund, they are not forced to zero. During the six months, the fund’s modest sector tilts in aggregate improved our relative return. In addition, the fund’s tendency to hold stocks that on average have a lower price-to-earnings ratio than the overall S&P 500 figure enhanced relative performance during the October–December period. The fund’s tilt toward stocks with near-term positive price momentum was a drag on performance until the final month of the period, when momentum was strongly rewarded.

6

Our shortfalls

Holdings that hurt our overall results included Texas Utilities (despite a takeover bid, the stock had an essentially flat return for the period, and it underperformed other utilities), Lehman Brothers (broker and investment banker), Johnson & Johnson (the health care product giant), and Molex (electronics). Our “evergreen” tilts toward earnings yield and momentum had mixed results for the period. The earnings-yield tilt has detracted from recent performance; the momentum tilt, as noted above, was a drag on results until a strong turnaround in March.

The fund’s positioning

While we are continually adjusting individual holdings—trimming or selling out positions that are no longer attractive, reinvesting the proceeds in top-ranked stocks—we have made no significant changes in the overall structure of the fund. Given the historically low level of risk in U.S. equities today (measured in terms of individual stock price volatility), we are able to meet our risk-control objectives while holding fewer names in the fund. We are also allowing ourselves slightly more leeway in terms of industry and sector weightings relative to the benchmark because of the low cross-sectional risk of U.S. stocks.

But these are minor adjustments within the context of providing our shareholders a diversified portfolio focused on large-cap U.S. equities. And we believe strongly in maintaining a consistent exposure to large-cap U.S. equities as one part of an overall investment program.

John S. Cone, CFA, President, and

Chief Executive Officer

Franklin Portfolio Associates, LLC

April 11, 2007

7

Fund Profile

As of March 31, 2007

Portfolio Characteristics
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Stocks	122	500	4,948
Median Market Cap	$42.6B	$54.6B	$30.6B
Price/Earnings Ratio	14.5x	16.6x	17.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Yield		1.9%	1.7%
Investor Shares	1.5%
Admiral Shares	1.7%
Return on Equity	20.5%	19.2%	16.9%
Earnings Growth Rate	23.6%	19.8%	20.8%
Foreign Holdings	0.0%	0.0%	0.7%
Turnover Rate	101%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.36%[3]
Admiral Shares	0.19%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	10%	12%
Consumer Staples	11	9	9
Energy	10	10	9
Financials	22	22	22
Health Care	11	12	11
Industrials	11	11	11
Information Technology	14	15	15
Materials	3	3	4
Telecommunication Services	3	4	3
Utilities	3	4	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.96	0.95
Beta	1.05	0.93

Ten Largest Holdings[5](% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.8%
Bank of America Corp.	diversified financial services	3.6
General Electric Co.	industrial conglomerates	3.5
Pfizer Inc.	pharmaceuticals	3.1
Johnson & Johnson	pharmaceuticals	3.0
International Business Machines Corp.	computer hardware	3.0
The Goldman Sachs Group, Inc.	investment banking and brokerage	2.6
Cisco Systems, Inc.	communications equipment	2.3
Wachovia Corp.	diversified banks	2.2
Lockheed Martin Corp.	aerospace and defense	2.2
Top Ten		29.3%

Investment Focus

1	S&P 500 Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized.
4	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 22.
5	“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

8

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1996–March 31, 2007

Average Annual Total Returns: Periods Ended March 31, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	12/10/1986	12.12%	6.82%	8.87%
Admiral Shares	5/14/2001	12.34	7.00	4.63[2]

1	Six months ended March 31, 2007.
2	Return since inception.

Note: See Financial Highlights tables on pages 15 and 16 for dividend and capital gains information.

9

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (11.6%)
*	DIRECTV Group, Inc.	6,681,900	154,151
	News Corp., Class A	5,759,700	133,164
	Omnicom Group Inc.	820,800	84,033
	Sherwin-Williams Co.	1,243,400	82,114
*	Kohl’s Corp.	1,028,300	78,778
*	Sears Holdings Corp.	400,200	72,100
	J.C. Penney Co., Inc. (Holding Co.)	847,100	69,598
	Mattel, Inc.	2,465,500	67,974
	Harley-Davidson, Inc.	1,050,900	61,740
	Yum! Brands, Inc.	774,300	44,724
*	Big Lots Inc.	907,100	28,374
	Tribune Co.	399,700	12,834
	McDonald’s Corp.	176,400	7,947
	TJX Cos., Inc.	183,200	4,939
*	IAC/InterActiveCorp	83,900	3,164
	Circuit City Stores, Inc.	127,500	2,363
			907,997
Consumer Staples (10.5%)
	Walgreen Co.	3,612,700	165,787
	Sysco Corp.	3,347,700	113,253
	The Procter & Gamble Co.	1,526,000	96,382
	General Mills, Inc.	1,648,500	95,976
	PepsiCo, Inc.	1,504,400	95,620
	The Kroger Co.	2,126,400	60,071
	Wal-Mart Stores, Inc.	1,087,000	51,035
	CVS/Caremark Corp.	1,053,603	35,970
	The Coca-Cola Co.	729,300	35,006
	Reynolds American Inc.	514,300	32,097
	McCormick & Co., Inc.	598,700	23,062
	The Pepsi Bottling Group, Inc.	382,100	12,185
	The Estee Lauder Cos. Inc.Class A	196,400	9,594
			826,038

			Market
			Value•
		Shares	($000)
Energy (10.0%)
	ExxonMobil Corp.	3,980,236	300,309
	XTO Energy, Inc.	3,098,100	169,807
	Chevron Corp.	1,131,000	83,649
	Valero Energy Corp.	1,100,800	70,991
	Chesapeake Energy Corp.	1,552,300	47,935
	Marathon Oil Corp.	479,200	47,359
*	Nabors Industries, Inc.	840,800	24,946
	ConocoPhillips Co.	276,119	18,873
*	National Oilwell Varco Inc.	205,200	15,962
	ENSCO International, Inc.	45,100	2,453
			782,284
Financial (21.7%)
	Capital Markets (4.9%)
	The Goldman Sachs Group, Inc.	980,500	202,601
	Lehman Brothers Holdings, Inc.	1,553,800	108,875
	Morgan Stanley	599,100	47,185
	Merrill Lynch & Co., Inc.	350,200	28,601

	Commercial Banks (5.6%)
	Wachovia Corp.	3,132,150	172,425
	National City Corp.	4,234,300	157,728
	Wells Fargo & Co.	2,085,400	71,800
	Comerica, Inc.	385,200	22,773
	Regions Financial Corp.	431,600	15,266

	Diversified Financial Services (5.4%)
	Bank of America Corp.	5,564,999	283,926
	Citigroup, Inc.	2,313,200	118,760
	CIT Group Inc.	325,600	17,231

	Insurance (5.2%)
	AFLAC Inc.	1,698,900	79,950
	The Allstate Corp.	1,225,300	73,592
	The Chubb Corp.	1,172,800	60,599
	Ambac Financial Group, Inc.	592,900	51,221
	Safeco Corp.	621,700	41,300
	Cincinnati Financial Corp.	868,608	36,829

10

			Market
			Value•
		Shares	($000)
	MetLife, Inc.	489,600	30,918
	American International
	Group, Inc.	336,000	22,586
	Torchmark Corp.	146,900	9,635

	Real Estate Investment Trusts (0.4%)
	ProLogis REIT	521,700	33,874

	Thrifts & Mortgage Finance (0.2%)
	Freddie Mac	300,500	17,877
			1,705,552
Health Care (11.3%)
	Pfizer Inc.	9,599,527	242,484
	Johnson & Johnson	3,871,400	233,291
	AmerisourceBergen Corp.	1,703,900	89,881
*	Thermo Fisher Scientific, Inc.	1,374,600	64,263
*	Amgen, Inc.	1,110,000	62,027
	Aetna Inc.	1,202,200	52,644
*	Celgene Corp.	570,500	29,928
	Applera Corp.–Applied Biosystems Group	1,008,200	29,812
	Mylan Laboratories, Inc.	1,359,700	28,744
*	Humana Inc.	495,400	28,743
	Schering-Plough Corp.	387,800	9,893
	Quest Diagnostics, Inc.	134,300	6,698
	Eli Lilly & Co.	75,800	4,071
			882,479
Industrials (11.0%)
	General Electric Co.	7,845,200	277,406
	Lockheed Martin Corp.	1,750,500	169,833
	PACCAR, Inc.	1,382,100	101,446
	Northrop Grumman Corp.	1,130,400	83,898
	Norfolk Southern Corp.	1,228,500	62,162
	Caterpillar, Inc.	690,600	46,291
	CSX Corp.	762,700	30,546
*	Allied Waste Industries, Inc.	2,327,000	29,297
	Dover Corp.	439,100	21,432
	Eaton Corp.	221,600	18,517
	L-3 Communications Holdings, Inc.	138,300	12,097
	Raytheon Co.	169,200	8,876
			861,801
Information Technology (13.9%)
	International Business
	Machines Corp.	2,456,200	231,521
*	Cisco Systems, Inc.	7,112,500	181,582
*	Oracle Corp.	7,220,100	130,900
	Applied Materials, Inc.	5,122,100	93,837
	Hewlett-Packard Co.	2,334,400	93,703
*	Apple Computer, Inc.	931,500	86,546
	Xilinx, Inc.	2,338,200	60,162
*	Google Inc.	101,300	46,412
*	Novellus Systems, Inc.	1,099,700	35,212

			Market
			Value•
		Shares	($000)
*	BMC Software, Inc.	920,500	28,342
	QUALCOMM Inc.	574,300	24,500
	Molex, Inc.	799,200	22,537
*	Intuit, Inc.	641,300	17,546
*	Network Appliance, Inc.	325,500	11,887
	Jabil Circuit, Inc.	451,600	9,669
*	Lexmark International, Inc.	163,800	9,576
	Automatic Data Processing, Inc.	88,100	4,264
	Microsoft Corp.	149,626	4,170
*	Verigy Ltd.	1	—
			1,092,366
Materials (3.3%)
	Freeport-McMoRan Copper & Gold, Inc.Class B	1,559,696	103,236
	United States Steel Corp.	522,900	51,856
	Nucor Corp.	662,000	43,116
*	Pactiv Corp.	794,800	26,817
	Rohm & Haas Co.	315,200	16,302
	Bemis Co., Inc.	323,700	10,808
	Alcoa Inc.	162,600	5,512
			257,647
Telecommunication Services (2.6%)
	AT&T Inc.	4,292,000	169,234
*	Qwest Communications International Inc.	2,634,800	23,687
	Verizon Communications Inc.	307,300	11,653
			204,574
Utilities (3.4%)
	PG&E Corp.	2,634,300	127,158
	TXU Corp.	923,300	59,183
	DTE Energy Co.	1,043,400	49,979
	Duke Energy Corp.	780,400	15,834
	KeySpan Corp.	317,600	13,069
*	AES Corp.	95,200	2,049
			267,272
Total Common Stocks
(Cost $6,671,637)			7,788,010
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
2	Vanguard Market
	Liquidity Fund, 5.288%	58,260,056	58,260

11

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government Obligation (0.0%)
U.S. Treasury Bill
3 4.967%, 6/14/07	2,000	1,980
Total Temporary Cash Investments
(Cost $60,240)		60,240
Total Investments (100.1%)
(Cost $6,731,877)		7,848,250
Other Assets and Liabilities (–0.1%)
Other Assets—Note C		18,281
Liabilities		(23,993)
		(5,712)
Net Assets (100%)		7,842,538

At March 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	6,325,193
Undistributed Net Investment Income	23,335
Accumulated Net Realized Gains	376,601
Unrealized Appreciation
Investment Securities	1,116,373
Futures Contracts	1,036
Net Assets	7,842,538

Investor Shares—Net Assets
Applicable to 145,469,788 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	5,306,303
Net Asset Value Per Share—
Investor Shares	$36.48

Admiral Shares—Net Assets
Applicable to 42,563,739 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,536,235
Net Asset Value Per Share—
Admiral Shares	$59.59

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.3%, respectively, of net assets. See Note E in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $1,980,000 have been segregated as initial margin for open futures contracts.
4	See Note E in Notes to Financial Statements for the tax-basis components of net assets.

12

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Dividends	79,944
Interest[1]	1,567
Security Lending	1
Total Income	81,512
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,293
Performance Adjustment	—
The Vanguard Group—Note C
Management and Administrative
Investor Shares	6,579
Admiral Shares	1,031
Marketing and Distribution
Investor Shares	478
Admiral Shares	202
Custodian Fees	23
Shareholders’ Reports
Investor Shares	75
Admiral Shares	5
Trustees’ Fees and Expenses	6
Total Expenses	11,692
Expenses Paid Indirectly—Note D	(663)
Net Expenses	11,029
Net Investment Income	70,483
Realized Net Gain (Loss)
Investment Securities Sold	508,899
Futures Contracts	1,424
Realized Net Gain (Loss)	510,323
Change in Unrealized Appreciation (Depreciation)
Investment Securities	74,056
Futures Contracts	257
Change in Unrealized Appreciation (Depreciation)	74,313
Net Increase (Decrease) in Net Assets Resulting from Operations	655,119

1	Interest income from an affiliated company of the fund was $1,519,000.

13

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	Sept. 30,
	2007	2006
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	70,483	126,813
Realized Net Gain (Loss)	510,323	621,107
Change in Unrealized Appreciation (Depreciation)	74,313	(60,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	655,119	687,397
Distributions
Net Investment Income
Investor Shares	(45,754)	(81,854)
Admiral Shares	(23,716)	(39,539)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(69,470)	(121,393)
Capital Share Transactions—Note G
Investor Shares	(182,096)	(509,343)
Admiral Shares	30,809	110,294
Net Increase (Decrease) from Capital Share Transactions	(151,287)	(399,049)
Total Increase (Decrease)	434,362	166,955
Net Assets
Beginning of Period	7,408,176	7,241,221
End of Period[1]	7,842,538	7,408,176

1	Net Assets—End of Period includes undistributed net investment income of $23,335,000 and $22,322,000.

14

Financial Highlights

Growth and Income Fund Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,		Year Ended September 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$33.79	$31.29	$28.31	$24.91	$20.68	$25.50
Investment Operations
Net Investment Income	.32	.55	.46	.37	.318	.27
Net Realized and Unrealized
Gain (Loss) on Investments	2.68	2.47	2.98	3.39	4.227	(4.81)
Total from Investment Operations	3.00	3.02	3.44	3.76	4.545	(4.54)
Distributions
Dividends from
Net Investment Income	(.31)	(.52)	(.46)	(.36)	(.315)	(.28)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.31)	(.52)	(.46)	(.36)	(.315)	(.28)
Net Asset Value, End of Period	$36.48	$33.79	$31.29	$28.31	$24.91	$20.68

Total Return	8.90%	9.76%	12.20%	15.12%	22.09%	–18.04%

Ratios/Supplemental Data
Net Assets, End of
Period (Millions)	$5,306	$5,088	$5,202	$5,780	$5,119	$4,338
Ratio of Total Expenses to
Average Net Assets[1]	0.36%*	0.38%	0.40%	0.42%	0.46%	0.45%
Ratio of Net Investment Income to
Average Net Assets	1.75%*	1.65%	1.53%	1.35%	1.39%	1.02%
Portfolio Turnover Rate[2]	101%*	93%	84%	79%	88%	70%

1	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.00%, and 0.03%.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
*	Annualized.

15

Growth and Income Fund Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$55.20	$51.12	$46.25	$40.70	$33.78	$41.66
Investment Operations
Net Investment Income	.568	.997	.849	.683	.567	.505
Net Realized and Unrealized
Gain (Loss) on Investments	4.381	4.036	4.853	5.530	6.920	(7.877)
Total from Investment Operations	4.949	5.033	5.702	6.213	7.487	(7.372)
Distributions
Dividends from
Net Investment Income	(.559)	(.953)	(.832)	(.663)	(.567)	(.508)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.559)	(.953)	(.832)	(.663)	(.567)	(.508)
Net Asset Value, End of Period	$59.59	$55.20	$51.12	$46.25	$40.70	$33.78

Total Return	8.99%	9.97%	12.39%	15.29%	22.29%	–17.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,536	$2,321	$2,039	$843	$812	$606
Ratio of Total Expenses to
Average Net Assets[1]	0.19%*	0.20%	0.23%	0.25%	0.31%	0.34%
Ratio of Net Investment Income to
Average Net Assets	1.92%*	1.83%	1.68%	1.51%	1.54%	1.17%
Portfolio Turnover Rate[2]	101%*	93%	84%	79%	88%	70%

1	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, 0.00%, and 0.03%.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

17

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Franklin Portfolio Associates, LLC, provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to the S&P 500 Index. For the six months ended March 31, 2007, the investment advisory fee represented an effective annual basic rate of 0.09% of the fund’s average net assets, with no adjustment required based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2007, the fund had contributed capital of $726,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $653,000 and custodian fees by $10,000. The total expense reduction represented an effective annual rate of 0.01% of the fund’s average net assets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2006, the fund had available realized losses of $130,065,000 to offset future net capital gains through September 30, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance(s) above.

18

At March 31, 2007, the cost of investment securities for tax purposes was $6,731,877,000. Net unrealized appreciation of investment securities for tax purposes was $1,116,373,000, consisting of unrealized gains of $1,182,812,000 on securities that had risen in value since their purchase and $66,439,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	110	39,358	1,036

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the six months ended March 31, 2007, the fund purchased $3,861,140,000 of investment securities and sold $4,001,896,000 of investment securities, other than U.S. government securities and temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2007		September 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	273,741	7,643	551,404	17,017
Issued in Lieu of Cash Distributions	43,648	1,222	77,996	2,451
Redeemed	(499,485)	(13,957)	(1,138,743)	(35,170)
Net Increase (Decrease)—Investor Shares	(182,096)	(5,092)	(509,343)	(15,702)
Admiral Shares
Issued	210,524	3,599	428,118	8,127
Issued in Lieu of Cash Distributions	21,510	369	35,887	691
Redeemed	(201,225)	(3,442)	(353,711)	(6,672)
Net Increase (Decrease)—Admiral Shares	30,809	526	110,294	2,146

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2006	3/31/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,088.98	$1.87
Admiral Shares	1,000.00	1,089.87	0.99
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.14	$1.82
Admiral Shares	1,000.00	1,023.98	0.96

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares and 0.19% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

20

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

21

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information Officer
147 Vanguard Funds Overseen	(1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–
2004),Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
147 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
147 Vanguard Funds Overseen	and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for the
Hearing-Impaired > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. They are also available from
fund only if preceded or accompanied by	the SEC’s website, www.sec.gov. In addition, you may
the fund’s current prospectus.	obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052007

Vanguard® Structured Equity Funds

> Semiannual Report

March 31, 2007

Vanguard Structured Large-Cap Equity Fund

Vanguard Structured Large-Cap Growth Fund

Vanguard Structured Large-Cap Value Fund

Vanguard Structured Broad Market Fund

>	Good stock selection helped our four structured equity funds to surpass the returns of their unmanaged benchmarks.

>	Despite a highly volatile period for stocks, each fund met its goal of maintaining a risk profile similar to that of its benchmark.

>	The materials and industrials sectors were major contributors for each fund.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Structured Large-Cap Equity Fund	8
Structured Large-Cap Growth Fund	21
Structured Large-Cap Value Fund	33
Structured Broad Market Fund	44
About Your Fund’s Expenses	60
Trustees Approve Advisory Arrangement	62
Glossary	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2007
Total
Returns
Vanguard Structured Large-Cap Equity Fund
Institutional Shares	7.7%
Institutional Plus Shares	7.8
S&P 500 Index	7.4
Average Large-Cap Core Fund[1]	6.9

Vanguard Structured Large-Cap Growth Fund—Institutional Plus Shares	8.1%
Russell 1000 Growth Index	7.2
Average Large-Cap Growth Fund[1]	6.4

Vanguard Structured Large-Cap Value Fund—Institutional Plus Shares	9.4%
Russell 1000 Value Index	9.3
Average Large-Cap Value Fund[1]	7.9

Vanguard Structured Broad Market Fund
Institutional Shares	2.8%[2]
Institutional Plus Shares	9.1
Russell 3000 Index	8.5
Average Multi-Cap Core Fund[1]	8.5

1	Derived from data provided by Lipper Inc.
2	Return since the share-class inception on November 30, 2006.

Chairman’s Letter

Dear Shareholder,

Since I wrote to you six months ago, Vanguard’s Structured Large-Cap Equity Fund has been joined by three other funds—the Structured Large-Cap Growth, Structured Large-Cap Value, and Structured Broad Market Funds. Each fund works to provide consistent above-benchmark returns while maintaining benchmark risk levels. And each fulfilled its mandate during the first half of the 2007 fiscal year.

In a sense, the newest funds are actually old friends. They had existed at Vanguard in a different organizational form, as trusts. Because they continue to be managed by our Quantitative Equity Group, and have the same investment objectives, strategies, policies, and risks, the funds have adopted the performance history of the trusts.

For details about the performance of each fund, see the table on page 1.

Six-month stock market return reflected disparate market moods

The broad U.S. stock market stitched together a solid six-month return from patches of strength and weakness. Stock prices rallied at the start of the period, pulled back in February—in part, a reaction to the Chinese market’s swoon—then recovered in March, buoyed by generally benign economic and corporate-profit reports.

Small-capitalization stocks outpaced large-caps, and international stocks outperformed their U.S. counterparts—patterns that have been in place for much of the past few years.

As the Federal Reserve sat tight, bonds produced coupon-like returns

The Federal Reserve Board remained offstage during the six months, keeping its target for the federal funds rate at 5.25% throughout the period. Despite some interim back-and-forth, longer-term bond yields finished the period pretty much where they started. With rates—and prices—more or less stable, returns from bonds were consistent with their coupons.

The broad taxable bond market returned 2.8% for the six-month period. The municipal securities market posted a return of 1.9%. Money market instruments, one of the fixed income market’s bright spots in recent months, returned 2.5% for the half-year, as measured by the Citigroup 3-Month Treasury Bill Index.

The funds met their goals for both risk and return

Our structured equity funds have a common approach to risk and return. Each seeks to match the risk profile of its benchmark index by maintaining sector weightings and other characteristics in line with those of the benchmark. At the same time, each seeks to beat its

Market Barometer
		Total Returns
		Periods Ended March 31, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	8.2%	11.8%	6.9%
Russell 2000 Index (Small-caps)	11.0	5.9	10.9
Dow Jones Wilshire 5000 Index (Entire market)	8.9	11.4	7.8
MSCI All Country World Index ex USA (International)	15.5	20.3	17.4

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.8%	6.6%	5.4%
Lehman Municipal Bond Index	1.9	5.4	5.5
Citigroup 3-Month Treasury Bill Index	2.5	5.0	2.5

CPI
Consumer Price Index	1.2%	2.8%	2.8.%

1	Annualized.

benchmark by relying exclusively on stock selection—overweighting or underweighting individual stocks within tightly controlled limits, while remaining highly diversified overall.

The stock market’s gyrations during the fiscal half-year tested the funds’ risk-control techniques—a test the funds successfully passed. The funds also met their performance goal by edging past their benchmarks.

A look at the performance of the structured equity portfolios

The Structured Large-Cap Equity Fund surpassed the return of the benchmark Standard & Poor’s 500 Index thanks to stock selection in the fund’s smallest and largest sectors—materials and financials, respectively. In the materials group, steel stocks, including United States Steel and Nucor, drove returns. The leading contributors within financials were property and casualty insurers and capital markets companies, such as Ameriprise Financial.

The fund’s industrials and energy sectors were the next-largest contributors, followed by consumer staples and health care. Telecommunication services holdings equaled the benchmark’s return. The information technology, consumer discretionary, and utilities sectors detracted from relative performance.

The Structured Large-Cap Growth Fund handily beat its benchmark, the Russell 1000 Growth Index, for the six-month period. The major contributors to return were industrials and information technology, among the fund’s largest sectors, as well as materials, one of the fund’s smallest. Individual stocks that helped the fund to outperform included Avnet, an Internet services provider; Celanese, the chemical company; and JLG Industries, the machinery manufacturer. The only sectors that detracted from the fund’s performance compared with the index were consumer staples and financials.

The Structured Large-Cap Value Fund performed in line with the benchmark Russell 1000 Value Index during the period. In most sectors, the fund’s returns hovered slightly above or slightly below those of the index groups. Holdings in the materials, consumer discretionary, industrials, energy, and health care sectors boosted the relative return, while those in the information technology, financials, and utilities sectors detracted. The fund’s consumer staples and telecommunication services stocks matched the index returns.

The Structured Broad Market Fund invests in growth and value stocks across all capitalizations. One of its smallest sectors—materials—contributed the most to its outperformance of the Russell 3000 Index during the six months. Within this sector, stocks in the steel industry, especially United States Steel and Steel Dynamics, were the leading contributors.

The industrials and telecommunications services sectors were the other major sources of outperformance. Lesser contributions came from the fund’s largest sector, financials, and from the consumer discretionary and health care groups. The return from the fund’s energy stocks matched that of the index sector. Consumer staples, information technology, and utilities detracted from the relative return.

You don’t always need home runs to succeed

Vanguard’s structured equity funds seek to provide consistent above-benchmark returns while matching key characteristics of their benchmarks to maintain tight control over risk.

Another way of looking at the funds’ investment approach is to repeat a baseball metaphor that I’ve used before, and that has the dual advantage of being colorful while getting to the essence of the structured funds’ strategy. The Vanguard structured equity funds don’t try to hit grand slams. Instead, they aim to consistently hit singles and doubles, edging past their benchmarks over time.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

April 23, 2007

Your Fund’s Performance at a Glance

			Distributions Per Share
	Starting	Ending Share	Income	Capital
	Share Price[1]	Price: 3/31/2007	Dividends	Gains
Vanguard Structured Large-Cap Equity Fund
Institutional Shares	$26.03	$27.85	$0.172	$0.011
Institutional Plus Shares	52.07	55.73	0.363	0.022
Vanguard Structured Large-Cap Growth Fund
Institutional Plus Shares	$50.00	$54.00	$0.150	$0.053
Vanguard Structured Large-Cap Value Fund
Institutional Plus Shares	$60.09	$61.02	$0.000	$0.000
Vanguard Structured Broad Market Fund
Institutional Shares	$26.59	$27.13	$0.116	$0.095
Institutional Plus Shares	50.00	54.27	0.234	0.190

1

For the Structured Large-Cap Equity Fund, starting price is as of September 30, 2006. For the three funds that were converted from trusts, the Institutional Plus Shares’ starting price is as of the conversion dates: October 3, 2006, for the Structured Large-Cap Growth Fund, January 18, 2007, for the Structured Large-Cap Value Fund, and October 3, 2006, for the Structured Broad Market Fund. For the Structured Broad Market Fund Institutional Shares, the starting price is as of the share-class inception on November 30, 2006.

Advisor’s Report

For the six months ending March 31, 2007, all four of Vanguard’s structured equity funds outperformed their benchmarks.

The Structured Large-Cap Equity Fund returned 7.7% for Institutional Shares and 7.8% for Institutional Plus Shares, topping the return of the benchmark S&P 500 Index by 0.4 percentage point.

The Structured Large-Cap Growth Fund’s

Institutional Plus Shares returned 8.1%, outperforming the Russell 1000 Growth Index by 0.9 percentage point.

The Structured Large-Cap Value Fund’s

Institutional Plus Shares returned 9.4%, just beating the 9.3% return of the Russell 1000 Value Index.

The Structured Broad Market Fund’s

Institutional Plus Shares returned 9.1%, outperforming the Russell 3000 Index by 0.6 percentage point. (The fund’s new Institutional Shares, which existed for only part of the period, returned 2.8%.)

Please note: With the exception of the Structured Large-Cap Equity Fund, these portfolios had previously been offered as trusts. During the past six months, the portfolios began offering mutual fund shares. We are reporting on their performance for the entire six-month period, and the Performance Summary pages show their returns since the trusts’ inceptions.

The investment environment

During the fiscal half-year, small- and mid-capitalization stocks once again outperformed their large-cap brethren.

Large stocks, as measured by the MSCI US Large Cap 300 Index, were up about 7%, while the small- and mid-cap stocks each gained about 12%. The entire market, as measured by the MSCI US Investable Market 2500 Index, returned 8.5%.

In our letter to shareholders six months ago, we remarked upon the ability of our structured equity strategy to withstand a spike in market volatility. We again find ourselves reviewing a period during which volatility doubled, but was kept at bay by our tight risk controls.

Our investment process

The heart of our process is our stock selection model. It contains three elements, each of which measures a stock’s attractiveness relative to its capitalization and industry peers. The first element measures a stock’s valuation; the second evaluates earnings quality; and the last considers market sentiment. These three elements are combined into an overall rating for each stock. To construct our portfolios, we combine our stock ratings with risk measures to minimize our exposure to industry and other factors. The resulting portfolio should capture its benchmark’s return plus the result of our model’s stock selection.

To oversimplify, each fund’s performance will have three components: the return of the benchmark, our model’s stock-picking ability, and some amount of “luck.” During the past six months, that third component was positive for each portfolio, enhancing our model’s stock selection. Over the long run, however, we expect that “luck” will average out to zero.

Following are brief reviews of each fund’s performance.

Structured Large-Cap Equity Fund

Our stock-selection model had a good half-year, with all of the components of the model working in synchronization.

Our best performance over the six months was in the materials industry, where our model picked United States Steel and Phelps Dodge, each of which rose dramatically. Ironically, United States Steel was highlighted in our last letter as the source of a significant drag on performance. Our model was also successful in the energy and capital goods industries. Conversely, the model picked Molex, which dropped in value during the period. These disparate results in the same period are typical of a quantitative process like ours and of a portfolio that holds many securities.

Structured Large-Cap Growth Fund

For this fund, the stock-selection model performed strongly in the period, with all three components in sync. Our best performance was in the technology industry, where the model picked Avnet and IBM, each of which rose dramatically. Our model was also successful in the commercial services and transportation industries. Conversely, it led us to purchase Amgen, which dropped in value during the period.

Structured Large-Cap Value Fund

In contrast with the other portfolios, our stock selection model had a mediocre half-year in the Structured Large-Cap Value Fund. The valuation component of the model worked well, but the other two components delivered lackluster results.

Our best six-month performance was in the materials industry, where our model picked Phelps Dodge and Celanese, each of which climbed steeply. Our model was also successful in the energy and consumer durables industries; however, its selection of Pfizer was disappointing, as the stock fell.

Structured Broad Market Fund

Here, too, the stock selection model had a strong half-year, with all of its components working well. We did best in the materials industry, where the model picked United States Steel and Steel Dynamics. Both rose sharply. Our model was also successful in the diversified financials and telecommunications industries. Its selection of Pfizer and Amgen hurt the overall return, however.

Conclusion

The stock-specific risk that we assumed has paid off so far in this fiscal year for three of the funds; the Structured Large-Cap Value Fund has been an exception. We look forward to the remainder of the fiscal year, believing that the funds offer a strong mix of stocks with attractive valuation and growth characteristics relative to their underlying benchmarks.

James D. Troyer, Principal and

Portfolio Manager

James P. Stetler, Principal and

Portfolio Manager

Joel M. Dickson, Principal

Vanguard Quantitative Equity Group

April 24, 2007

Structured Large-Cap Equity Fund

Fund Profile

As of March 31, 2007

Portfolio Characteristics
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Stocks	285	500	4,948
Median Market Cap	$53.5B	$54.6B	$30.6B
Price/Earnings Ratio	15.6x	16.6x	17.6x
Price/Book Ratio	2.8x	2.8x	2.8x
Yield		1.9%	1.7%
Institutional Shares	1.8%
Institutional Plus Shares	1.7%
Return on Equity	19.0%	19.2%	16.9%
Earnings Growth Rate	20.0%	19.8%	20.8%
Foreign Holdings	0.0%	0.0%	0.7%
Turnover Rate	45%[3]	—	—
Expense Ratio		—	—
Institutional Shares	0.25%[3]
Institutional Plus Shares	0.15%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10%	10%	12%
Consumer Staples	10	9	9
Energy	10	10	9
Financials	21	22	22
Health Care	12	12	11
Industrials	11	11	11
Information Technology	15	15	15
Materials	3	3	4
Telecommunication Services	4	4	3
Utilities	4	4	4

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.4%
General Electric Co.	industrial conglomerate	2.9
AT&T Inc.	integrated telecommunication services	2.0
Bank of America Corp.	diversified financial services	1.9
Citigroup, Inc.	diversified financial services	1.9
Microsoft Corp.	systems software	1.8
Altria Group, Inc.	tobacco	1.5
Pfizer Inc.	pharmaceuticals	1.5
Johnson & Johnson	pharmaceuticals	1.5
The Procter & Gamble Co.	household products	1.5
Top Ten		19.9%

Investment Focus

1	S&P 500 Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 63 for a glossary of investment terms.

Structured Large-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%)

Total Returns: Periods Ended March 31, 2007

	Inception Date	Since Inception
Structured Large-Cap Equity Fund
Institutional Shares	5/16/2006	12.32%
Institutional Plus Shares	5/15/2006	12.24

1	May 15, 2006, through September 30, 2006.
2	Six months ended March 31, 2007.

Note: See Financial Highlights tables on pages 16 and 17 for dividend and capital gains information.

Structured Large-Cap Equity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.6%)
	The Walt Disney Co.	140,263	4,829
	McDonald’s Corp.	86,368	3,891
*	Comcast Corp. Class A	149,095	3,869
	Time Warner, Inc.	193,080	3,808
	Home Depot, Inc.	97,660	3,588
	Target Corp.	60,193	3,567
*	Kohl’s Corp.	45,800	3,509
	J.C. Penney Co., Inc. (Holding Co.)	40,155	3,299
	Omnicom Group Inc.	32,168	3,293
	Lowe’s Cos., Inc.	91,358	2,877
	General Motors Corp.	88,986	2,727
	Whirlpool Corp.	29,390	2,495
	Meredith Corp.	42,224	2,423
	News Corp., Class A	100,644	2,327
	Leggett & Platt, Inc.	99,700	2,260
	Darden Restaurants Inc.	54,744	2,255
	International Game Technology	51,297	2,071
	Sherwin-Williams Co.	29,941	1,977
	Nordstrom, Inc.	36,628	1,939
*	Viacom Inc. Class B	45,850	1,885
	Jones Apparel Group, Inc.	53,300	1,638
	Johnson Controls, Inc.	15,300	1,448
*	DIRECTV Group, Inc.	61,400	1,417
	Yum! Brands, Inc.	20,200	1,167
	Federated Department Stores, Inc.	25,700	1,158
*	Wyndham Worldwide Corp.	33,266	1,136
	Tribune Co.	34,400	1,105
*	Office Depot, Inc.	31,408	1,104
	Dillard’s Inc.	31,522	1,032
	CBS Corp.	29,749	910
	Newell Rubbermaid, Inc.	25,475	792
	Starwood Hotels &Resorts Worldwide, Inc.	10,200	661
	Liz Claiborne, Inc.	14,300	613
*	Starbucks Corp.	19,071	598

			Market
			Value•
		Shares	($000)
	Mattel, Inc.	21,300	587
	Eastman Kodak Co.	25,400	573
	The McGraw-Hill Cos., Inc.	9,000	566
	Carnival Corp.	10,907	511
	Best Buy Co., Inc.	7,550	368
*	Big Lots Inc.	9,500	297
*	Apollo Group, Inc. Class A	6,000	263
	Family Dollar Stores, Inc.	8,500	252
	Snap-On Inc.	3,300	159
*	Sears Holdings Corp.	800	144
			77,388
Consumer Staples (9.6%)
	Altria Group, Inc.	126,840	11,138
	The Procter & Gamble Co.	167,899	10,604
	Wal-Mart Stores, Inc.	153,764	7,219
	The Coca-Cola Co.	130,293	6,254
	PepsiCo, Inc.	81,599	5,186
	CVS/Caremark Corp.	112,526	3,842
	Molson Coors Brewing Co.Class B	29,700	2,810
	The Kroger Co.	98,942	2,795
	Colgate-Palmolive Co.	39,754	2,655
	Kimberly-Clark Corp.	36,949	2,531
	Archer-Daniels-Midland Co.	56,900	2,088
	Reynolds American Inc.	31,140	1,943
	Walgreen Co.	40,499	1,859
	The Pepsi Bottling Group, Inc.	53,945	1,720
	Anheuser-Busch Cos., Inc.	28,886	1,458
	H.J. Heinz Co.	29,800	1,404
	General Mills, Inc.	19,700	1,147
	Safeway, Inc.	24,923	913
	The Estee Lauder Cos. Inc.Class A	14,969	731
	Costco Wholesale Corp.	12,354	665
	The Clorox Co.	9,900	631
	Sysco Corp.	15,180	514
			70,107

			Market
			Value•
		Shares	($000)
Energy (10.1%)
	ExxonMobil Corp.	326,255	24,616
	Chevron Corp.	112,757	8,339
	ConocoPhillips Co.	92,682	6,335
	Schlumberger Ltd.	76,055	5,255
	Noble Corp.	38,300	3,013
	Valero Energy Corp.	46,421	2,994
	ENSCO International, Inc.	50,700	2,758
	Marathon Oil Corp.	27,788	2,746
*	Nabors Industries, Inc.	84,046	2,494
	Chesapeake Energy Corp.	78,401	2,421
*	Weatherford International Ltd.	52,900	2,386
	Occidental Petroleum Corp.	33,186	1,636
*	National Oilwell Varco Inc.	20,700	1,610
	XTO Energy, Inc.	28,128	1,542
	Halliburton Co.	33,938	1,077
	BJ Services Co.	38,400	1,071
	Devon Energy Corp.	14,034	971
*	Transocean Inc.	7,500	613
	Apache Corp.	7,983	564
	Baker Hughes, Inc.	7,100	470
	Anadarko Petroleum Corp.	8,070	347
	Hess Corp.	2,000	111
			73,369
Financials (21.5%)
	Capital Markets (4.2%)
	The Goldman Sachs Group, Inc.	27,077	5,595
	Morgan Stanley	69,698	5,489
	Merrill Lynch & Co., Inc.	58,612	4,787
	Bear Stearns Co., Inc.	21,081	3,170
	Ameriprise Financial, Inc.	50,220	2,870
	The Bank of New York Co., Inc.	61,973	2,513
	Lehman Brothers Holdings, Inc.	32,477	2,276
*	E*TRADE Financial Corp.	81,637	1,732
	Mellon Financial Corp.	23,100	997
	State Street Corp.	8,027	520
	Franklin Resources Corp.	3,533	427
	Charles Schwab Corp.	18,500	338
	Northern Trust Corp.	4,800	289

	Commercial Banks (4.1%)
	Wells Fargo & Co.	212,111	7,303
	Wachovia Corp.	94,782	5,218
	PNC Financial Services Group	49,251	3,545
	U.S. Bancorp	99,502	3,480
	KeyCorp	75,925	2,845
	Comerica, Inc.	30,302	1,791
	Regions Financial Corp.	40,700	1,440
	Synovus Financial Corp.	30,143	975
	SunTrust Banks, Inc.	11,554	959
	National City Corp.	15,686	584
	BB&T Corp.	13,987	574
	Fifth Third Bancorp	13,422	519
	M & T Bank Corp.	3,900	452
	Huntington Bancshares Inc.	13,300	291
	Compass Bancshares Inc.	2,351	162

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	Consumer Finance (0.6%)
	American Express Co.	55,543	3,133
	Capital One Financial Corp.	13,698	1,034
	SLM Corp.	6,427	263

	Diversified Financial Services (5.2%)
	Bank of America Corp.	270,593	13,806
	Citigroup, Inc.	264,712	13,590
	JPMorgan Chase & Co.	212,906	10,300

	Insurance (4.8%)
	American International
	Group, Inc.	136,883	9,201
	Loews Corp.	75,243	3,418
	ACE Ltd.	56,850	3,244
	The Allstate Corp.	47,706	2,865
	The Travelers Cos., Inc.	53,551	2,772
	Safeco Corp.	40,946	2,720
	MetLife, Inc.	35,881	2,266
	The Chubb Corp.	37,636	1,945
	Prudential Financial, Inc.	19,082	1,722
	Ambac Financial Group, Inc.	19,252	1,663
	The Hartford Financial Services Group Inc.	10,502	1,004
	Genworth Financial Inc.	23,854	833
	AFLAC Inc.	12,869	606
	XL Capital Ltd. Class A	5,800	406
	Progressive Corp. of Ohio	9,092	198

	Real Estate Investment Trusts (1.2%)
	Simon Property Group, Inc.REIT	20,336	2,262
	Boston Properties, Inc. REIT	12,589	1,478
	Archstone-Smith Trust REIT	26,541	1,441
	Apartment Investment &Management Co. Class A REIT	20,200	1,165
	Equity Residential REIT	20,921	1,009
	ProLogis REIT	12,000	779
	Vornado Realty Trust REIT	4,170	498

	Real Estate Management & Development (0.1%)
*	Realogy Corp.	11,333	336
*	CB Richard Ellis Group, Inc.	5,200	178

	Thrifts & Mortgage Finance (1.3%)
	Fannie Mae	68,596	3,744
	Washington Mutual, Inc.	70,346	2,841
	Freddie Mac	30,169	1,795
	Countrywide Financial Corp.	34,407	1,157
			156,813
Health Care (11.9%)
	Pfizer Inc.	440,269	11,121
	Johnson & Johnson	177,298	10,684
	Merck & Co., Inc.	140,301	6,197
	Abbott Laboratories	73,539	4,103

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	WellPoint Inc.	41,655	3,378
	UnitedHealth Group Inc.	63,012	3,338
	Wyeth	65,039	3,254
*	Amgen, Inc.	57,597	3,219
	McKesson Corp.	53,381	3,125
*	Forest Laboratories, Inc.	59,600	3,066
	Schering-Plough Corp.	115,657	2,950
	Baxter International, Inc.	51,564	2,716
*	Biogen Idec Inc.	56,611	2,512
	Medtronic, Inc.	50,734	2,489
	Bristol-Myers Squibb Co.	85,517	2,374
	Eli Lilly & Co.	42,056	2,259
	Becton, Dickinson & Co.	28,505	2,192
	Mylan Laboratories, Inc.	95,028	2,009
	Manor Care, Inc.	30,312	1,648
	Aetna Inc.	37,413	1,638
*	Laboratory Corp. of America Holdings	21,980	1,596
	Quest Diagnostics, Inc.	31,600	1,576
	AmerisourceBergen Corp.	28,969	1,528
	CIGNA Corp.	8,910	1,271
*	Gilead Sciences, Inc.	15,873	1,214
*	Medco Health Solutions, Inc.	16,500	1,197
*	Celgene Corp.	21,000	1,102
*	King Pharmaceuticals, Inc.	50,618	996
	Cardinal Health, Inc.	12,904	941
*	Humana Inc.	12,800	743
	Stryker Corp.	5,050	335
*	Boston Scientific Corp.	20,048	292
			87,063
Industrials (10.9%)
	General Electric Co.	603,111	21,326
	Tyco International Ltd.	136,852	4,318
	The Boeing Co.	43,585	3,875
	United Parcel Service, Inc.	50,527	3,542
	United Technologies Corp.	54,054	3,514
	CSX Corp.	83,084	3,328
	Cummins Inc.	19,648	2,843
	Parker Hannifin Corp.	32,587	2,813
	Lockheed Martin Corp.	27,847	2,702
	Cooper Industries, Inc. Class A	57,000	2,564
	3M Co.	33,232	2,540
*	Terex Corp.	32,500	2,332
	Union Pacific Corp.	22,598	2,295
	Northrop Grumman Corp.	29,321	2,176
	Waste Management, Inc.	52,367	1,802
	Caterpillar, Inc.	25,975	1,741
	Burlington Northern Santa Fe Corp.	20,391	1,640
	Goodrich Corp.	30,348	1,562
	Eaton Corp.	18,400	1,537
	Honeywell International Inc.	30,887	1,423
	Emerson Electric Co.	29,858	1,287
	PACCAR, Inc.	16,750	1,229
	FedEx Corp.	11,044	1,186
	Textron, Inc.	12,400	1,114

			Market
			Value•
		Shares	($000)
	General Dynamics Corp.	13,644	1,042
	Norfolk Southern Corp.	19,100	966
*	Allied Waste Industries, Inc.	69,513	875
	Raytheon Co.	11,805	619
	Pitney Bowes, Inc.	13,100	595
	Avery Dennison Corp.	7,800	501
	Illinois Tool Works, Inc.	9,508	491
	R.R. Donnelley & Sons Co.	3,000	110
			79,888
Information Technology (14.8%)
	Microsoft Corp.	464,433	12,944
*	Cisco Systems, Inc.	370,589	9,461
	International Business Machines Corp.	93,745	8,836
	Hewlett-Packard Co.	173,615	6,969
	Intel Corp.	362,468	6,934
*	Google Inc.	13,655	6,256
*	Oracle Corp.	269,937	4,894
*	Apple Computer, Inc.	45,646	4,241
	QUALCOMM Inc.	75,492	3,220
	Western Union Co.	141,733	3,111
	Electronic Data Systems Corp.	105,640	2,924
*	Corning, Inc.	122,761	2,792
*	Fiserv, Inc.	51,682	2,742
*	LSI Logic Corp.	237,500	2,480
*	Lexmark International, Inc.	41,797	2,443
*	Novellus Systems, Inc.	73,901	2,366
	Molex, Inc.	83,400	2,352
*	Dell Inc.	99,964	2,320
	Automatic Data Processing, Inc.	45,520	2,203
	Texas Instruments, Inc.	66,563	2,004
*	Xerox Corp.	117,400	1,983
	Motorola, Inc.	99,089	1,751
*	eBay Inc.	50,746	1,682
*	Yahoo! Inc.	46,345	1,450
	Applied Materials, Inc.	78,734	1,442
*	BMC Software, Inc.	44,933	1,383
*	Convergys Corp.	51,721	1,314
*	Micron Technology, Inc.	98,944	1,195
	First Data Corp.	37,933	1,020
*	EMC Corp.	73,350	1,016
*	Network Appliance, Inc.	20,900	763
	National Semiconductor Corp.	31,600	763
*	Symantec Corp.	21,700	375
	Jabil Circuit, Inc.	10,400	223
*	Intuit, Inc.	7,074	194
*	QLogic Corp.	8,900	151
			108,197
Materials (3.1%)
	Nucor Corp.	52,500	3,419
	Allegheny Technologies Inc.	27,100	2,891
	United States Steel Corp.	26,706	2,648
	Alcoa Inc.	72,500	2,458
	Monsanto Co.	44,170	2,428
*	Hercules, Inc.	114,400	2,235

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Pactiv Corp.	56,278	1,899
	E.I. du Pont de Nemours & Co.	38,070	1,882
	Dow Chemical Co.	37,758	1,732
	Newmont Mining Corp. (Holding Co.)	9,216	387
	Ashland, Inc.	3,500	230
	International Paper Co.	2,500	91
			22,300
Telecommunication Services (3.7%)
	AT&T Inc.	363,472	14,332
	Verizon Communications Inc.	182,080	6,904
	Sprint Nextel Corp.	125,682	2,383
	Embarq Corp.	26,713	1,505
*	Qwest Communications International Inc.	148,248	1,333
	Alltel Corp.	8,940	554
	Windstream Corp.	13,600	200
			27,211
Utilities (3.7%)
	FirstEnergy Corp.	54,675	3,622
	Exelon Corp.	48,875	3,358
	PG&E Corp.	66,032	3,187
	Edison International	60,800	2,987
	CenterPoint Energy Inc.	157,194	2,820
	Xcel Energy, Inc.	82,203	2,030
	American Electric Power Co., Inc.	38,235	1,864
	TXU Corp.	25,981	1,665
	NiSource, Inc.	58,500	1,430
	Dominion Resources, Inc.	11,668	1,036
	Southern Co.	22,212	814
	Duke Energy Corp.	34,770	705
*	Allegheny Energy, Inc.	11,700	575
	KeySpan Corp.	12,900	531
	Consolidated Edison Inc.	7,900	403
	Nicor Inc.	1,400	68
			27,095
Total Common Stocks
(Cost $683,924)			729,431

	Face	Market
	Amount	Value•
	($000)	($000)
Temporary Cash Investment (0.0%)[1]
Federal National Mortgage Assn.
[2] 5.191%, 4/25/07
(Cost $100)	100	100
Total Investments (99.9%)
(Cost $684,024)		729,531
Other Assets and Liabilities (0.1%)
Other Assets—Note B		1,039
Liabilities		(660)
		379
Net Assets (100%)		729,910

At March 31, 2007, net assets consisted of: [3]
Amount
($000)
Paid-in Capital	679,546
Undistributed Net Investment Income	3,089
Accumulated Net Realized Gains	1,769
Unrealized Appreciation (Depreciation)
Investment Securities	45,507
Futures Contracts	(1)
Net Assets	729,910

Institutional Shares—Net Assets
Applicable to 5,643,370 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	157,175
Net Asset Value Per Share—
Institutional Shares	$27.85

Institutional Plus Shares—Net Assets
Applicable to 10,276,132 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	572,735
Net Asset Value Per Share—
Institutional Plus Shares	$55.73

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and –0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
3	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Structured Large-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2007
($000)
Investment Income
Income
Dividends	6,677
Interest[1]	12
Total Income	6,689
Expenses
The Vanguard Group—Note B
Investment Advisory Services	280
Management and Administrative
Institutional Shares	89
Institutional Plus Shares	92
Marketing and Distribution
Institutional Shares	17
Institutional Plus Shares	47
Custodian Fees	22
Shareholders’ Reports
Institutional Shares	5
Institutional Plus Shares	1
Total Expenses	553
Net Investment Income	6,136
Realized Net Gain (Loss)
Investment Securities Sold	1,872
Futures Contracts	21
Realized Net Gain (Loss)	1,893
Change in Unrealized Appreciation (Depreciation)
Investment Securities	33,154
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	33,152
Net Increase (Decrease) in Net Assets Resulting from Operations	41,181

1	Interest income from an affiliated company of the fund was $8,000.

Structured Large-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	May 15, 2006[1] to
	March 31,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,136	1,597
Realized Net Gain (Loss)	1,893	161
Change in Unrealized Appreciation (Depreciation)	33,152	12,354
Net Increase (Decrease) in Net Assets Resulting from Operations	41,181	14,112
Distributions
Net Investment Income
Institutional Shares	(940)	—
Institutional Plus Shares	(3,704)	—
Realized Capital Gain[2]
Institutional Shares	(67)	—
Institutional Plus Shares	(218)	—
Total Distributions	(4,929)	—
Capital Share Transactions—Note E
Institutional Shares	19,878	121,426
Institutional Plus Shares	343,236	195,006
Net Increase (Decrease) from Capital Share Transactions	363,114	316,432
Total Increase (Decrease)	399,366	330,544
Net Assets
Beginning of Period	330,544	—
End of Period[3]	729,910	330,544

1	Inception.
2	Includes fiscal 2007 short-term gain distributions totaling $285,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3	Net Assets—End of Period includes undistributed net investment income of $3,089,000 and $1,597,000.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Shares
	Six Months	May 16,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$26.03	$24.96
Investment Operations
Net Investment Income	.239[2]	.13
Net Realized and Unrealized Gain (Loss) on Investments	1.764	.94
Total from Investment Operations	2.003	1.07
Distributions
Dividends from Net Investment Income	(.172)	—
Distributions from Realized Capital Gains	(.011)	—
Total Distributions	(.183)	—
Net Asset Value, End of Period	$27.85	$26.03

Total Return	7.70%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$157	$127
Ratio of Total Expenses to Average Net Assets	0.25%*	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.79%*	1.67%*
Portfolio Turnover Rate	45%[3]*	30%

1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
*	Annualized.

Structured Large-Cap Equity Fund

Institutional Plus Shares
	Six Months	May 15,
	Ended	2006[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$52.07	$50.00
Investment Operations
Net Investment Income	.518[2]	.25
Net Realized and Unrealized Gain (Loss) on Investments	3.527	1.82
Total from Investment Operations	4.045	2.07
Distributions
Dividends from Net Investment Income	(.363)	—
Distributions from Realized Capital Gains	(.022)	—
Total Distributions	(.385)	—
Net Asset Value, End of Period	$55.73	$52.07

Total Return	7.78%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$573	$203
Ratio of Total Expenses to Average Net Assets	0.15%*	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.89%*	1.77%*
Portfolio Turnover Rate	45%[3]*	30%

1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Structured Large-Cap Equity Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2007, the fund had contributed capital of $67,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $684,024,000. Net unrealized appreciation of investment securities for tax purposes was $45,507,000, consisting of unrealized gains of $53,206,000 on securities that had risen in value since their purchase and $7,699,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	7	501	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended March 31, 2007, the fund purchased $513,130,000 of investment securities and sold $149,052,000 of investment securities, other than temporary cash investments.

Structured Large-Cap Equity Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	March 31, 2007		September 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	21,423	801	121,583	4,903
Issued in Lieu of Cash Distributions	34	1	—	—
Redeemed	(1,579)	(56)	(157)	(6)
Net Increase (Decrease)—Institutional Shares	19,878	746	121,426	4,897
Institutional Plus Shares
Issued	339,314	6,305	195,006	3,900
Issued in Lieu of Cash Distributions	3,922	71	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Plus Shares	343,236	6,376	195,006	3,900

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Inception was May 16, 2006, for Institutional Shares and May 15, 2006, for Institutional Plus Shares.

Structured Large-Cap Growth Fund

Fund Profile

As of March 31, 2007

Portfolio Characteristics
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Stocks	263	677	4,948
Median Market Cap	$35.4B	$35.4B	$30.6B
Price/Earnings Ratio	18.6x	20.8x	17.6x
Price/Book Ratio	3.9x	4.1x	2.8x
Yield—Institutional Plus Shares	1.0%	1.2%	1.7%
Return on Equity	19.9%	20.3%	16.9%
Earnings Growth Rate	19.8%	20.8%	20.8%
Foreign Holdings	0.0%	0.0%	0.7%
Turnover Rate	38%[3]	—	—
Expense Ratio—Institutional Plus Shares	0.15%[3]	—	—
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14%	14%	12%
Consumer Staples	10	10	9
Energy	4	4	9
Financials	9	9	22
Health Care	17	17	11
Industrials	14	14	11
Information Technology	26	26	15
Materials	3	3	4
Telecommunication Services	1	1	3
Utilities	2	2	4

Ten Largest Holdings[4](% of total net assets)

Microsoft Corp.	systems software	3.4%
General Electric Co.	industrial conglomerate	2.5
Johnson & Johnson	pharmaceuticals	2.3
Cisco Systems, Inc.	communications equipment	2.2
International Business Machines Corp.	computer hardware	1.9
Wal-Mart Stores, Inc.	hypermarkets and super centers	1.7
PepsiCo, Inc.	soft drinks	1.6
Intel Corp.	semiconductors	1.5
Google Inc.	internet software and services	1.2
Altria Group, Inc.	tobacco	1.2
Top Ten		19.5%

Investment Focus

1	Russell 1000 Growth Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 63 for a glossary of investment terms.

Structured Large-Cap Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%)

Total Returns: Periods Ended March 31, 2007

	Inception Date	One Year	Since Inception
Structured Large-Cap Growth Fund[3]
Institutional Plus Shares	1/19/2006	8.48%	7.68%

1	January 19, 2006, through September 30, 2006.
2	Six months ended March 31, 2007.
3

The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust, from January 19, 2006, to October 3, 2006.

Note: See Financial Highlights table on page 29 for dividend and capital gains information.

Structured Large-Cap Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.1%)
	Home Depot, Inc.	14,306	526
	Lowe’s Cos., Inc.	12,968	408
	Target Corp.	6,577	390
*	Kohl’s Corp.	4,480	343
	J.C. Penney Co., Inc. (Holding Co.)	3,686	303
	Omnicom Group Inc.	2,932	300
	Yum! Brands, Inc.	4,543	262
	News Corp., Class A	11,234	260
	The Walt Disney Co.	6,943	239
*	Comcast Corp. Class A	8,829	229
*	EchoStar Communications Corp.Class A	5,086	221
	Nordstrom, Inc.	4,131	219
	Wynn Resorts Ltd.	2,200	209
	NIKE, Inc. Class B	1,914	203
	Darden Restaurants Inc.	4,884	201
*	AnnTaylor Stores Corp.	5,049	196
	Brinker International, Inc.	5,820	190
	TJX Cos., Inc.	6,900	186
*	Viacom Inc. Class B	4,459	183
	Sherwin-Williams Co.	2,670	176
	Harley-Davidson, Inc.	3,000	176
	Polo Ralph Lauren Corp.	1,992	176
*	Starbucks Corp.	5,493	172
	Newell Rubbermaid, Inc.	4,467	139
*	DIRECTV Group, Inc.	5,928	137
*	ITT Educational Services, Inc.	1,600	130
	Leggett & Platt, Inc.	5,504	125
*	Clear Channel Outdoor Holdings, Inc. Class A	4,402	116
	Abercrombie & Fitch Co.	1,529	116
	Limited Brands, Inc.	4,400	115
	The McGraw-Hill Cos., Inc.	1,720	108
*^	NutriSystem Inc.	1,800	94

			Market
			Value•
		Shares	($000)
	International Game Technology	2,270	92
	Best Buy Co., Inc.	1,873	91
*	Las Vegas Sands Corp.	1,000	87
*	NVR, Inc.	120	80
*	Office Depot, Inc.	2,100	74
*	MGM Mirage, Inc.	830	58
*	The Goodyear Tire &Rubber Co.	1,260	39
	Time Warner, Inc.	1,972	39
*	Penn National Gaming, Inc.	500	21
*	Wyndham Worldwide Corp.	598	20
	Sally Beauty Co. Inc.	1,100	10
			7,459
Consumer Staples (10.1%)
	Wal-Mart Stores, Inc.	19,174	900
	PepsiCo, Inc.	12,987	825
	Altria Group, Inc.	7,217	634
	The Coca-Cola Co.	8,783	422
	Walgreen Co.	7,441	341
	The Procter & Gamble Co.	4,963	313
	CVS/Caremark Corp.	8,884	303
	Colgate-Palmolive Co.	3,305	221
	Anheuser-Busch Cos., Inc.	3,089	156
	Sysco Corp.	4,411	149
	H.J. Heinz Co.	2,900	137
	Kimberly-Clark Corp.	1,906	131
	The Estee Lauder Cos. Inc.Class A	2,600	127
	The Pepsi Bottling Group, Inc.	3,850	123
	General Mills, Inc.	1,900	111
*	Energizer Holdings, Inc.	1,207	103
	The Kroger Co.	3,500	99
	Costco Wholesale Corp.	1,385	75
	Sara Lee Corp.	4,000	68
*	Hansen Natural Corp.	1,680	64
	Brown-Forman Corp. Class B	427	28
			5,330

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
Energy (4.2%)
	Halliburton Co.	8,096	257
	ENSCO International, Inc.	4,397	239
	ExxonMobil Corp.	3,060	231
	XTO Energy, Inc.	3,915	215
	Helmerich & Payne, Inc.	6,650	202
*	Superior Energy Services, Inc.	5,800	200
	Tidewater Inc.	3,100	182
*	Unit Corp.	3,006	152
	Patterson-UTI Energy, Inc.	5,660	127
	Baker Hughes, Inc.	1,539	102
	W&T Offshore, Inc.	3,000	87
	Diamond Offshore Drilling, Inc.	790	64
*	Todco Class A	1,500	61
	Sunoco, Inc.	809	57
	Rowan Cos., Inc.	740	24
			2,200
Financials (8.4%)
	The Goldman Sachs Group, Inc.	2,375	491
	American Express Co.	7,013	396
	Northern Trust Corp.	3,130	188
	The First Marblehead Corp.	4,140	186
	Wells Fargo & Co.	5,236	180
	Simon Property Group, Inc.REIT	1,591	177
	State Street Corp.	2,666	173
*	E*TRADE Financial Corp.	8,000	170
	Freddie Mac	2,490	148
*	AmeriCredit Corp.	6,460	148
	W.R. Berkley Corp.	4,304	143
	The Chicago Mercantile Exchange	260	138
	Forest City Enterprise Class A	1,890	125
	SL Green Realty Corp. REIT	900	123
	Morgan Stanley	1,537	121
	AFLAC Inc.	2,569	121
	UDR, Inc. REIT	3,850	118
	Mellon Financial Corp.	2,730	118
	Bank of Hawaii Corp.	2,120	112
^	IndyMac Bancorp, Inc.	3,251	104
	Merrill Lynch & Co., Inc.	1,270	104
	Franklin Resources Corp.	816	99
*	IntercontinentalExchange Inc.	800	98
	American International Group, Inc.	1,362	92
	Charles Schwab Corp.	4,815	88
*	NYSE Group Inc.	800	75
	SLM Corp.	1,764	72
	Ambac Financial Group, Inc.	800	69
*	CBOT Holdings, Inc. Class A	380	69
	Prudential Financial, Inc.	509	46
	Lehman Brothers Holdings, Inc.	540	38
	Progressive Corp. of Ohio	1,510	33
	The St. Joe Co.	571	30
	Capital One Financial Corp.	359	27

			Market
			Value•
		Shares	($000)
	Federal Realty Investment Trust REIT	248	22
	The Bank of New York Co., Inc.	330	13
	Wachovia Corp.	238	13
*	Realogy Corp.	248	7
			4,475
Health Care (17.2%)
	Johnson & Johnson	20,063	1,209
	UnitedHealth Group Inc.	10,090	534
	Abbott Laboratories	8,869	495
*	Amgen, Inc.	8,618	482
	Medtronic, Inc.	8,815	432
	Schering-Plough Corp.	12,295	314
	Wyeth	6,053	303
	Baxter International, Inc.	5,742	302
	Eli Lilly & Co.	5,479	294
	McKesson Corp.	4,616	270
	Merck & Co., Inc.	6,072	268
*	Forest Laboratories, Inc.	5,200	267
	Becton, Dickinson & Co.	3,010	231
*	Laboratory Corp. of America Holdings	3,150	229
*	WellPoint Inc.	2,804	227
*	Genentech, Inc.	2,755	226
*	ImClone Systems, Inc.	4,990	203
*	Cephalon, Inc.	2,850	203
*	Gilead Sciences, Inc.	2,560	196
	Mylan Laboratories, Inc.	9,198	194
*	Biogen Idec Inc.	4,310	191
*	WellCare Health Plans Inc.	2,200	188
	AmerisourceBergen Corp.	3,530	186
	Quest Diagnostics, Inc.	3,555	177
	Cardinal Health, Inc.	2,380	174
*	Barr Pharmaceuticals Inc.	3,648	169
*	Humana Inc.	2,600	151
	Aetna Inc.	3,114	136
	Bristol-Myers Squibb Co.	4,525	126
*	Zimmer Holdings, Inc.	1,370	117
*	Community Health Systems, Inc.	3,054	108
*	Boston Scientific Corp.	6,127	89
	Stryker Corp.	1,327	88
*	Express Scripts Inc.	940	76
*	Kinetic Concepts, Inc.	1,164	59
*	Sepracor Inc.	900	42
*	Health Net Inc.	760	41
*	Lincare Holdings, Inc.	690	25
*	IDEXX Laboratories Corp.	246	22
	Pharmaceutical Product Development, Inc.	542	18
*	Sierra Health Services, Inc.	407	17
			9,079

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
Industrials (14.3%)
	General Electric Co.	37,051	1,310
	The Boeing Co.	5,898	524
	United Technologies Corp.	7,582	493
	3M Co.	5,497	420
	Caterpillar, Inc.	4,955	332
	United Parcel Service, Inc.	4,726	331
	Lockheed Martin Corp.	3,271	317
	PACCAR, Inc.	3,436	252
	Burlington Northern Santa Fe Corp.	2,600	209
	CSX Corp.	4,835	194
	FedEx Corp.	1,784	192
	Emerson Electric Co.	4,446	192
	Cummins Inc.	1,310	190
	Trinity Industries, Inc.	4,500	189
	Parker Hannifin Corp.	2,170	187
	Steelcase Inc.	9,200	183
*	AMR Corp.	5,892	179
	Waste Management, Inc.	4,970	171
	Carlisle Co., Inc.	3,658	157
	Union Pacific Corp.	1,440	146
	Manpower Inc.	1,950	144
	Harsco Corp.	3,160	142
	The Manitowoc Co., Inc.	2,200	140
*	Corrections Corp. of America	2,605	138
	Illinois Tool Works, Inc.	2,558	132
	Honeywell International Inc.	2,780	128
*	Spirit Aerosystems Holdings Inc.	4,000	127
	Con-way, Inc.	2,263	113
	The Timken Co.	2,800	85
	Northrop Grumman Corp.	880	65
	Goodrich Corp.	1,200	62
	Precision Castparts Corp.	336	35
	Avery Dennison Corp.	516	33
	Raytheon Co.	627	33
*	Thomas & Betts Corp.	480	23
*	Continental Airlines, Inc. Class B	600	22
			7,590
Information Technology (26.2%)
	Communications Equipment (4.4%)
*	Cisco Systems, Inc.	44,850	1,145
	QUALCOMM Inc.	11,003	469
*	Corning, Inc.	13,907	316
	Motorola, Inc.	14,835	262
	Harris Corp.	2,827	144

	Computers & Peripherals (5.3%)
	International Business Machines Corp.	10,896	1,027
*	Apple Computer, Inc.	6,213	577
	Hewlett-Packard Co.	13,620	547
*	Dell Inc.	14,755	342
*	Western Digital Corp.	9,631	162
*	EMC Corp.	10,594	147

			Market
			Value•
		Shares	($000)
	Electronic Equipment & Instruments (1.1%)
*	Dolby Laboratories Inc.	5,550	192
*	Avnet, Inc.	5,240	189
	AVX Corp.	7,400	112
*	Agilent Technologies, Inc.	3,100	104

	Internet Software & Services (2.4%)
*	Google Inc.	1,425	653
*	eBay Inc.	8,591	285
*	Yahoo! Inc.	8,657	271
*	Akamai Technologies, Inc.	1,167	58

	IT Services (2.9%)
	Automatic Data Processing, Inc.	5,224	253
	Western Union Co.	10,322	227
	Electronic Data Systems Corp.	8,116	225
*	Alliance Data Systems Corp.	3,500	216
*	Fiserv, Inc.	3,539	188
	First Data Corp.	5,622	151
	MasterCard, Inc. Class A	800	85
*	Convergys Corp.	2,200	56
*	CheckFree Corp.	1,500	56
*	DST Systems, Inc.	404	30
*	Ceridian Corp.	870	30

	Semiconductors &
	Semiconductor Equipment (4.6%)
	Intel Corp.	42,473	813
	Texas Instruments, Inc.	11,361	342
*	LAM Research Corp.	4,460	211
*	MEMC Electronic Materials, Inc.	3,243	196
	Applied Materials, Inc.	9,999	183
*	LSI Logic Corp.	16,880	176
*	Fairchild Semiconductor International, Inc.	9,800	164
*	Novellus Systems, Inc.	4,853	155
	National Semiconductor Corp.	5,902	142
	Intersil Corp.	2,000	53
*	Teradyne, Inc.	1,090	18

	Software (5.5%)
	Microsoft Corp.	65,173	1,816
*	Oracle Corp.	32,323	586
*	BMC Software, Inc.	6,560	202
*	Intuit, Inc.	6,502	178
	Fair Isaac, Inc.	3,000	116
*	Adobe Systems, Inc.	500	21
*	Symantec Corp.	30	1
			13,892
Materials (2.9%)
	Allegheny Technologies Inc.	2,300	245
	Monsanto Co.	3,927	216
	E.I. du Pont de Nemours & Co.	4,365	216
*	Pactiv Corp.	5,730	193

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
	Celanese Corp. Series A	5,870	181
	Nalco Holding Co.	6,000	143
	Southern Peru Copper Corp. (U.S. Shares)	1,508	108
	Alcoa Inc.	2,580	87
	Newmont Mining Corp. (Holding Co.)	1,710	72
	Freeport-McMoRan Copper & Gold, Inc. Class B	760	50
	Eagle Materials, Inc.	340	15
			1,526
Telecommunication Services (1.0%)
	Telephone &
	Data Systems, Inc.	3,200	191
*	American Tower Corp. Class A	3,100	121
*	U.S. Cellular Corp.	1,100	81
*	NII Holdings Inc.	982	73
	Sprint Nextel Corp.	2,374	45
			511
Utilities (1.4%)
	Exelon Corp.	4,100	282
	TXU Corp.	4,114	264
*	AES Corp.	4,810	104
*	Allegheny Energy, Inc.	1,230	60
	Constellation Energy Group, Inc.	400	35
			745
Total Common Stocks
(Cost $48,915)			52,807

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.4%)
[2] Vanguard Market Liquidity
Fund, 5.288%—Note E	190,400	190

	Face
	Amount
	($000)
U.S. Agency Obligation (0.2%)
[3] Federal National Mortgage Assn.
[4] 5.226%, 4/27/07	100	100
Total Temporary Cash Investments
(Cost $290)		290
Total Investments (100.4%)
(Cost $49,205)		53,097
Other Assets and Liabilities (–0.4%)
Other Assets—Note B		98
Liabilities—Note E		(284)
		(186)
Net Assets (100%)
Applicable to 979,861 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		52,911
Net Asset Value Per Share		$54.00

At March 31, 2007, net assets consisted of:[5,6]
	Amount	Per
	($000)	Share
Paid-in Capital	48,532	$49.53
Undistributed Net
Investment Income	157.16
Accumulated Net Realized Gains	330.34
Unrealized Appreciation
Investment Securities	3,892	3.97
Futures Contracts	—	—
Net Assets	52,911	$54.00

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
6	See Note F in Notes to Financial Statements.

Structured Large-Cap Growth Fund

Statement of Operations

October 3, 2006[1] to
March 31, 2007
($000)
Investment Income
Income
Dividends	339
Interest[2]	2
Total Income	341
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative	13
Marketing and Distribution	2
Custodian Fees	3
Shareholders’ Reports	1
Total Expenses	38
Net Investment Income	303
Realized Net Gain (Loss)
Investment Securities Sold	379
Futures Contracts	3
Realized Net Gain (Loss)	382
Unrealized Appreciation (Depreciation)
Investment Securities	3,419
Futures Contracts	—
Unrealized Appreciation (Depreciation)	3,419
Net Increase (Decrease) in Net Assets Resulting from Operations	4,104

1	Commencement of operations as a registered investment company.
2	Interest income from an affiliated company of the fund was $1,000.

Structured Large-Cap Growth Fund

Statement of Changes in Net Assets

October 3, 2006[1] to
March 31, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	303
Realized Net Gain (Loss)	382
Unrealized Appreciation (Depreciation)	3,419
Net Increase (Decrease) in Net Assets Resulting from Operations	4,104
Distributions
Net Investment Income	(146)
Realized Capital Gain[2]	(52)
Total Distributions	(198)
Capital Share Transactions—Note G
Issued[3]	48,807
Issued in Lieu of Cash Distributions	198
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	49,005
Total Increase (Decrease)	52,911
Net Assets
Beginning of Period	—
End of Period[4]	52,911

1	Commencement of operations as a registered investment company.
2	Includes fiscal 2007 short-term gain distributions totaling $52,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3	Includes shares converted from the net assets of Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust. See Note F in Notes to Financial Statements.
4	Net Assets—End of Period includes undistributed net investment income of $157,000.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Plus Shares
October 3, 2006[1] to
For a Share Outstanding Throughout the Period	March 31, 2007
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income	.310
Net Realized and Unrealized Gain (Loss) on Investments	3.893
Total from Investment Operations	4.203
Distributions
Dividends from Net Investment Income	(.150)
Distributions from Realized Capital Gains	(.053)
Total Distributions	(.203)
Net Asset Value, End of Period	$54.00

Total Return	8.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.19%*
Portfolio Turnover Rate	38%*

1	Commencement of operations as a registered investment company.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion). The fund has not issued any Institutional Shares through March 31, 2007.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Structured Large-Cap Growth Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2007, the fund had contributed capital of $5,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $49,205,000. Net unrealized appreciation of investment securities for tax purposes was $3,892,000, consisting of unrealized gains of $5,583,000 on securities that had risen in value since their purchase and $1,691,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	1	72	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the period ended March 31, 2007, the fund purchased $10,059,000 of investment securities and sold $9,786,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at March 31, 2007, was $185,000, for which the fund received cash collateral of $190,000.

Structured Large-Cap Growth Fund

F. Pursuant to a plan of reorganization approved by the trustee of Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust (the “trust”) on July 18, 2006, the trust purchased shares of the fund through a non-taxable in-kind transfer of all of the trust’s investment securities on October 3, 2006, resulting in the issuance of 976,000 fund shares at a net asset value per share of $50.00. The trust’s net assets transferred to the fund were $48,807,000, including net unrealized appreciation of $473,000. On October 4, 2006, the trust liquidated by distributing to unitholders shares of the fund equal to the value of the unitholders’ investments in the trust.

G. Capital shares issued and redeemed were:

October 3, 2006[1] to
March 31, 2007
Shares
(000)
Issued	976
Issued in Lieu of Cash Distributions	4
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	980

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Commencement of operations as a registered investment company.

Structured Large-Cap Value Fund

Fund Profile

As of March 31, 2007

Portfolio Characteristics
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Stocks	272	604	4,948
Median Market Cap	$46.0B	$47.9B	$30.6B
Price/Earnings Ratio	13.4x	14.5x	17.6x
Price/Book Ratio	2.2x	2.2x	2.8x
Yield—Institutional Plus Shares	2.3%	2.4%	1.7%
Return on Equity	18.0%	17.6%	16.9%
Earnings Growth Rate	20.6%	19.0%	20.8%
Foreign Holdings	0.0%	0.0%	0.7%
Turnover Rate	61%[3]	—	—
Expense Ratio—Institutional Plus Shares	0.15%[3]	—	—
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9%	8%	12%
Consumer Staples	8	8	9
Energy	14	14	9
Financials	35	35	22
Health Care	7	7	11
Industrials	7	7	11
Information Technology	3	3	15
Materials	4	4	4
Telecommunication Services	6	7	3
Utilities	7	7	4

Ten Largest Holdings[4](% of total net assets)

ExxonMobil Corp.	integrated oil and gas	5.8%
AT&T Inc.	integrated telecommunication services	3.5
Citigroup, Inc.	diversified financial services	3.5
Bank of America Corp.	diversified financial services	3.4
General Electric Co.	industrial conglomerate	2.7
Pfizer Inc.	pharmaceuticals	2.7
JPMorgan Chase & Co.	diversified financial services	2.5
Chevron Corp.	integrated oil and gas	2.3
The Procter &Gamble Co.	household products	2.2
American International Group, Inc.	multi-line insurance	1.7
Top Ten		30.3%

Investment Focus

1	Russell 1000 Value Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 63 for a glossary of investment terms.

Structured Large-Cap Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%)

Average Annual Total Returns: Periods Ended March 31, 2007

	Inception Date	One Year	Since Inception
Structured Large-Cap Value Fund[3]
Institutional Plus Shares	12/15/2005	16.52%	16.69%

1	December 15, 2005, through September 30, 2006.
2	Six months ended March 31, 2007.
3

The fund commenced operations as a registered investment company on January 18, 2007. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust, from December 15, 2005, to January 18, 2007.

Note: See Financial Highlights table on page 41 for dividend and capital gains information.

Structured Large-Cap Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.6%)
	Time Warner, Inc.	37,520	740
	McDonald’s Corp.	13,704	617
	The Walt Disney Co.	16,890	582
	Federated Department Stores, Inc.	8,100	365
*	Comcast Corp. Class A	13,175	342
	General Motors Corp.	10,400	319
	Tribune Co.	9,700	311
	Whirlpool Corp.	3,600	306
	Cablevision Systems NY Group Class A	9,100	277
	CBS Corp.	8,850	271
	Idearc Inc.	7,600	267
	Polo Ralph Lauren Corp.	2,800	247
	J.C. Penney Co., Inc. (Holding Co.)	2,800	230
	Newell Rubbermaid, Inc.	6,936	216
*	Wyndham Worldwide Corp.	6,248	213
	Clear Channel Communications, Inc.	5,400	189
*	AutoNation, Inc.	6,000	127
	Autoliv, Inc.	2,200	126
	Sherwin-Williams Co.	1,800	119
	Mattel, Inc.	4,300	119
	News Corp., Class A	4,610	107
*	Sears Holdings Corp.	500	90
	Gannett Co., Inc.	1,530	86
	Johnson Controls, Inc.	800	76
*	DIRECTV Group, Inc.	3,200	74
	Jones Apparel Group, Inc.	2,300	71
	International Speedway Corp.	1,300	67
*	Dollar Tree Stores, Inc.	1,500	57
*	Liberty Global, Inc. Class A	1,535	51
	Dillard’s Inc.	1,300	43
	Family Dollar Stores, Inc.	1,400	41
*	Mohawk Industries, Inc.	500	41
	Eastman Kodak Co.	1,600	36
	Saks Inc.	1,600	33

		Market
		Value•
	Shares	($000)
The McClatchy Co. Class A	700	22
United Auto Group, Inc.	1,000	20
		6,898
Consumer Staples (7.8%)
The Procter & Gamble Co.	28,090	1,774
Altria Group, Inc.	13,730	1,206
The Kroger Co.	13,300	376
Reynolds American Inc.	5,840	364
Carolina Group	4,600	348
Del Monte Foods Co.	25,000	287
The Coca-Cola Co.	5,890	283
Safeway, Inc.	5,900	216
Kraft Foods Inc.	6,700	212
The Pepsi Bottling Group, Inc.	6,510	208
The Clorox Co.	3,200	204
Archer-Daniels-Midland Co.	5,200	191
Colgate-Palmolive Co.	1,800	120
Kimberly-Clark Corp.	1,370	94
Corn Products International, Inc.	2,400	85
Anheuser-Busch Cos., Inc.	1,490	75
CVS/Caremark Corp.	2,200	75
General Mills, Inc.	1,200	70
H.J. Heinz Co.	500	24
Costco Wholesale Corp.	200	11
		6,223
Energy (14.0%)
ExxonMobil Corp.	61,710	4,656
Chevron Corp.	24,390	1,804
ConocoPhillips Co.	19,474	1,331
Valero Energy Corp.	8,220	530
Marathon Oil Corp.	4,850	479
Occidental Petroleum Corp.	7,920	391
Chesapeake Energy Corp.	12,300	380
Tesoro Petroleum Corp.	3,000	301
Tidewater Inc.	5,000	293
* SEACOR Holdings Inc.	2,700	266
Devon Energy Corp.	3,800	263
Anadarko Petroleum Corp.	5,150	221
Apache Corp.	2,500	177
Hess Corp.	1,000	55

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
	Frontier Oil Corp.	1,600	52
	El Paso Corp.	500	7
	Overseas Shipholding Group Inc.	100	6
			11,212
Financials (35.0%)
	Capital Markets (4.3%)
	Morgan Stanley	11,490	905
	Merrill Lynch & Co., Inc.	8,300	678
	Bear Stearns Co., Inc.	2,900	436
	Lehman Brothers Holdings, Inc.	4,160	291
	A.G. Edwards & Sons, Inc.	3,900	270
	Ameriprise Financial, Inc.	4,600	263
	The Bank of New York Co., Inc.	5,870	238
	The Goldman Sachs Group, Inc.	1,060	219
	Raymond James Financial, Inc.	4,100	122
	Mellon Financial Corp.	600	26

	Commercial Banks (7.7%)
	Wells Fargo & Co.	34,200	1,178
	Wachovia Corp.	17,940	988
	U.S. Bancorp	21,870	765
	PNC Financial Services Group	7,100	511
	KeyCorp	11,400	427
	Regions Financial Corp.	11,400	403
	Comerica, Inc.	6,000	355
	Synovus Financial Corp.	8,500	275
	SunTrust Banks, Inc.	3,060	254
	M & T Bank Corp.	1,800	208
	BB&T Corp.	4,350	178
	National City Corp.	4,420	165
	Fifth Third Bancorp	3,350	130
	Bank of Hawaii Corp.	2,130	113
	Huntington Bancshares Inc.	4,800	105
	Compass Bancshares Inc.	700	48
	Sky Financial Group, Inc.	1,100	30
	Whitney Holdings Corp.	700	21

	Consumer Finance (0.4%)
	Capital One Financial Corp.	2,940	222
*	AmeriCredit Corp.	3,900	89

	Diversified Financial Services (9.3%)
	Citigroup, Inc.	54,490	2,798
	Bank of America Corp.	52,592	2,683
	JPMorgan Chase & Co.	40,780	1,973

	Insurance (7.6%)
	American International Group, Inc.	20,440	1,374
	The Allstate Corp.	8,350	502
	The Travelers Cos., Inc.	9,400	487
	The Hartford Financial Services Group Inc.	3,900	373
	Loews Corp.	7,700	350

			Market
			Value•
		Shares	($000)
	Prudential Financial, Inc.	3,850	348
	Safeco Corp.	5,200	345
	Ambac Financial Group, Inc.	3,900	337
	The Chubb Corp.	6,200	320
	Nationwide Financial Services, Inc.	5,000	269
	MetLife, Inc.	4,110	260
	American Financial Group, Inc.	7,350	250
*	Markel Corp.	400	194
	Wesco Financial Corp.	400	184
	Transatlantic Holdings, Inc.	2,100	137
*	Philadelphia Consolidated Holding Corp.	2,400	106
	Genworth Financial Inc.	2,800	98
	Progressive Corp. of Ohio	3,110	68
*	CNA Financial Corp.	1,000	43
	Commerce Group, Inc.	1,200	36
	The Hanover Insurance Group Inc.	400	18

	Real Estate Investment Trusts (3.3%)
	Archstone-Smith Trust REIT	4,110	223
	Boston Properties, Inc. REIT	1,900	223
	Simon Property Group, Inc.REIT	1,970	219
	Equity Residential REIT	3,280	158
	Apartment Investment &Management Co.Class A REIT	2,690	155
	Health Care Properties Investors REIT	4,300	155
	Avalonbay Communities, Inc.REIT	1,150	150
	Camden Property Trust REIT	1,990	140
	BRE Properties Inc. Class A REIT	2,000	126
	Host Hotels & Resorts Inc.REIT	4,600	121
	Vornado Realty Trust REIT	1,000	119
	Mack-Cali Realty Corp. REIT	2,500	119
	Federal Realty Investment Trust REIT	1,300	118
	Essex Property Trust, Inc. REIT	900	117
	Taubman Co. REIT	1,500	87
	ProLogis REIT	1,300	84
	SL Green Realty Corp. REIT	597	82
	iStar Financial Inc. REIT	1,000	47
	Colonial Properties Trust REIT	1,000	46
	New Plan Excel Realty Trust REIT	1,200	40
	Kimco Realty Corp. REIT	612	30
	HRPT Properties Trust REIT	2,400	30
	Rayonier Inc. REIT	200	9
	Plum Creek Timber Co. Inc. REIT	120	5

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
	Real Estate Management & Development (0.1%)
*	Realogy Corp.	2,535	75

	Thrifts & Mortgage Finance (2.3%)
	Fannie Mae	12,430	678
	Washington Mutual, Inc.	12,590	508
	Countrywide Financial Corp.	6,690	225
	Freddie Mac	2,670	159
^	IndyMac Bancorp, Inc.	4,370	140
	Radian Group, Inc.	900	49
	Downey Financial Corp.	700	45
	The PMI Group Inc.	226	10
			27,958
Health Care (7.0%)
	Pfizer Inc.	85,320	2,155
	Merck & Co., Inc.	18,980	838
*	King Pharmaceuticals, Inc.	15,700	309
	Johnson & Johnson	4,990	301
	Bristol-Myers Squibb Co.	8,770	243
	Wyeth	4,650	233
*	WellPoint Inc.	2,790	226
	AmerisourceBergen Corp.	4,054	214
	McKesson Corp.	3,600	211
*	Biogen Idec Inc.	3,900	173
	CIGNA Corp.	1,200	171
	Aetna Inc.	3,580	157
	Abbott Laboratories	1,790	100
*	Medco Health Solutions, Inc.	1,300	94
	Eli Lilly & Co.	1,230	66
	Universal Health Services Class B	400	23
	IMS Health, Inc.	600	18
*	LifePoint Hospitals, Inc.	400	15
			5,547
Industrials (7.0%)
	General Electric Co.	62,050	2,194
	CSX Corp.	8,900	356
	Northrop Grumman Corp.	4,650	345
	Parker Hannifin Corp.	3,700	319
	General Dynamics Corp.	3,480	266
*	Alliant Techsystems, Inc.	2,700	237
	Cummins Inc.	1,570	227
	Union Pacific Corp.	2,220	225
*	United Rentals, Inc.	8,000	220
	Honeywell International Inc.	3,450	159
	PACCAR, Inc.	2,050	150
	Steelcase Inc.	5,400	107
	Waste Management, Inc.	2,700	93
	United Technologies Corp.	1,300	85
	Trinity Industries, Inc.	1,800	75
	Crane Co.	1,700	69
	Raytheon Co.	1,100	58
	Teleflex Inc.	800	54
	Deere & Co.	500	54
	Ryder System, Inc.	1,100	54

			Market
			Value•
		Shares	($000)
	Kennametal, Inc.	800	54
*	UAL Corp.	1,200	46
	Pitney Bowes, Inc.	1,000	45
*	Terex Corp.	600	43
	Lennox International Inc.	1,000	36
*	Allied Waste Industries, Inc.	1,600	20
*	Avis Budget Group, Inc.	400	11
*	Swift Transportation Co., Inc.	300	9
	Textron, Inc.	100	9
			5,620
Information Technology (3.4%)
	Hewlett-Packard Co.	14,230	571
*	Xerox Corp.	18,600	314
*	Convergys Corp.	10,200	259
*	Lexmark International, Inc.	4,200	246
	International Business Machines Corp.	2,560	241
*	Cadence Design Systems, Inc.	9,400	198
	Electronic Data Systems Corp.	7,000	194
*	Vishay Intertechnology, Inc.	9,200	129
*	Novellus Systems, Inc.	3,700	118
	AVX Corp.	4,800	73
*	Computer Sciences Corp.	1,150	60
*	Symantec Corp.	2,570	44
*	Micron Technology, Inc.	3,600	43
*	Arrow Electronics, Inc.	1,100	42
*	LSI Logic Corp.	3,200	33
	Motorola, Inc.	1,780	31
*	Avnet, Inc.	700	25
	Fair Isaac, Inc.	500	19
*	Integrated Device Technology Inc.	1,200	19
*	Fairchild Semiconductor International, Inc.	800	13
	Intersil Corp.	200	5
			2,677
Materials (3.8%)
	Nucor Corp.	7,640	498
	Dow Chemical Co.	8,810	404
	United States Steel Corp.	4,000	397
	Lyondell Chemical Co.	9,900	297
	Celanese Corp. Series A	9,100	281
	Alcoa Inc.	8,220	279
	RPM International, Inc.	11,700	270
	Ashland, Inc.	3,100	203
	Steel Dynamics, Inc.	2,400	104
	Commercial Metals Co.	3,000	94
	PPG Industries, Inc.	900	63
	Eastman Chemical Co.	900	57
	Valspar Corp.	1,481	41
	Air Products & Chemicals, Inc.	400	30
	E.I. du Pont de Nemours & Co.	500	25
			3,043

Structured Large-Cap Value Fund

		Market
		Value•
	Shares	($000)
Telecommunication Services (6.6%)
AT&T Inc.	71,713	2,828
Verizon Communications Inc.	34,240	1,298
Sprint Nextel Corp.	20,820	395
Embarq Corp.	6,450	363
* Qwest Communications International Inc.	19,400	174
Alltel Corp.	2,720	169
Telephone &Data Systems, Inc.	900	54
		5,281
Utilities (6.8%)
FirstEnergy Corp.	7,900	523
Entergy Corp.	4,700	493
American Electric Power Co., Inc.	9,500	463
PG&E Corp.	9,400	454
Xcel Energy, Inc.	15,787	390
Consolidated Edison Inc.	7,600	388
* Mirant Corp.	9,200	372
Edison International	6,900	339
UGI Corp. Holding Co.	10,400	278
NiSource, Inc.	11,300	276
Atmos Energy Corp.	8,400	263
Dominion Resources, Inc.	2,940	261
Southern Co.	6,090	223
Duke Energy Corp.	9,860	200
CenterPoint Energy Inc.	8,084	145
Exelon Corp.	1,600	110
MDU Resources Group, Inc.	1,950	56
ONEOK, Inc.	1,100	50
Puget Energy, Inc.	1,800	46
OGE Energy Corp.	1,000	39
FPL Group, Inc.	400	24
Sempra Energy	300	18
		5,411
Total Common Stocks
(Cost $68,787)		79,870

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity
Fund, 5.288%—Note E	139,400	139

	Face
	Amount
	($000)
U.S. Agency Obligation (0.1%)
[2] Federal National Mortgage Assn.
5.201%, 4/25/07	100	100
Total Temporary Cash Investments
(Cost $239)		239
Total Investments (100.3%)
(Cost $69,026)		80,109
Other Assets and Liabilities (–0.3%)
Other Assets—Note B		124
Liabilities—Note E		(359)
		(235)
Net Assets (100%)
Applicable to 1,309,046 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		79,874
Net Asset Value Per Share		$61.02

At March 31, 2007, net assets consisted of: [3,4]
	Amount	Per
	($000)	Share
Paid-in Capital	67,804	$51.80
Undistributed Net
Investment Income	369.28
Accumulated Net Realized Gains	618.47
Unrealized Appreciation	11,083	8.47
Net Assets	79,874	$61.02

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
4	See Note F in Notes to Financial Statements.

Structured Large-Cap Value Fund

Statement of Operations

January 18, 2007[1] to
March 31, 2007
($000)
Investment Income
Income
Dividends	386
Interest	7
Total Income	393
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative	18
Marketing and Distribution	1
Shareholders’ Reports	1
Total Expenses	24
Net Investment Income	369
Realized Net Gain (Loss) on Investment Securities Sold	618
Unrealized Appreciation (Depreciation) of Investment Securities	226
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213

1	Commencement of operations as a registered investment company.

Structured Large-Cap Value Fund

Statement of Changes in Net Assets

January 18, 2007[1] to
March 31, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	369
Realized Net Gain (Loss)	618
Unrealized Appreciation (Depreciation)	226
Net Increase (Decrease) in Net Assets Resulting from Operations	1,213
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note G
Issued[2]	78,661
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	78,661
Total Increase (Decrease)	79,874
Net Assets
Beginning of Period	—
End of Period[3]	79,874

1	Commencement of operations as a registered investment company.
2	Includes shares converted from the net assets of Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust. See Note F in Notes to Financial Statements.
3	Net Assets—End of Period includes undistributed net investment income of $369,000.

Structured Large-Cap Value Fund

Financial Highlights

Institutional Plus Shares
January 18, 2007[1] to
For a Share Outstanding Throughout the Period	March 31, 2007
Net Asset Value, Beginning of Period	$60.09
Investment Operations
Net Investment Income	.28
Net Realized and Unrealized Gain (Loss) on Investments	.65
Total from Investment Operations	.93
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$61.02

Total Return	1.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.35%*
Portfolio Turnover Rate	61%*

1	Commencement of operations as a registered investment company.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion). The fund has not issued any Institutional Shares through March 31, 2007.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2007, the fund had contributed capital of $7,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Structured Large-Cap Value Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $69,026,000. Net unrealized appreciation of investment securities for tax purposes was $11,083,000, consisting of unrealized gains of $11,374,000 on securities that had risen in value since their purchase and $291,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the period ended March 31, 2007, the fund purchased $8,713,000 of investment securities and sold $8,143,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at March 31, 2007, was $131,000, for which the fund received cash collateral of $139,000.

F. Pursuant to a plan of reorganization approved by the trustee of Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust (the “trust”) on October 20, 2006, the trust purchased shares of the fund through a non-taxable in-kind transfer of all of the trust’s investment securities on January 18, 2007, resulting in the issuance of 1,309,000 fund shares at a net asset value per share of $60.09. The trust’s net assets transferred to the fund were $78,661,000, including net unrealized appreciation of $10,857,000. On January 19, 2007, the trust liquidated by distributing to unitholders shares of the fund equal to the value of the unitholders’ investments in the trust.

G. Capital shares issued and redeemed were:

January 18, 2007[1] to
March 31, 2007
Shares
(000)
Issued	1,309
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,309

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Commencement of operations as a registered investment company.

Structured Broad Market Fund

Fund Profile

As of March 31, 2007

Portfolio Characteristics
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Stocks	542	2,933	4,948
Median Market Cap	$32.8B	$31.5B	$30.6B
Price/Earnings Ratio	15.5x	17.6x	17.6x
Price/Book Ratio	2.7x	2.8x	2.8x
Yield		1.7%	1.7%
Institutional Shares	1.5%
Institutional Plus Shares	1.6%
Return on Equity	17.9%	18.3%	16.9%
Earnings Growth Rate	20.0%	19.6%	20.8%
Foreign Holdings	0.0%	0.0%	0.7%
Turnover Rate	44%[3]	—	—
Expense Ratio		—	—
Institutional Shares	0.25%[3]
Institutional Plus Shares	0.15%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	12%	12%
Consumer Staples	8	8	9
Energy	9	9	9
Financials	22	22	22
Health Care	12	12	11
Industrials	11	11	11
Information Technology	15	15	15
Materials	4	4	4
Telecommunication Services	3	3	3
Utilities	4	4	4

Ten Largest Holdings[4](% of total net assets)

ExxonMobil Corp.	integrated oil and gas	2.8%
General Electric Co.	industrial conglomerate	2.4
AT&T Inc.	integrated telecommunication services	1.6
Bank of America Corp.	diversified financial services	1.6
Microsoft Corp.	systems software	1.6
Citigroup, Inc.	diversified financial services	1.6
The Procter &Gamble Co.	household products	1.3
Altria Group, Inc.	tobacco	1.3
Pfizer Inc.	pharmaceuticals	1.2
JPMorgan Chase & Co.	diversified financial services	1.2
Top Ten		16.6%

Investment Focus

1	Russell 3000 Index.
2	Dow Jones Wilshire 5000 Index.
3	Annualized.
4	“Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 63 for a glossary of investment terms.

Structured Broad Market Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 3, 2004–March 31, 2007

Total Returns: Periods Ended March 31, 2007

	Inception Date	One Year	Since Inception
Structured Broad Market Fund[2]
Institutional Shares	11/30/2006	2.84%[3]	—
Institutional Plus Shares	5/3/2004	12.23	12.52%

1	Six months ended March 31, 2007.
2

The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Broad Market Trust, from May 3, 2004, to October 3, 2006.

3	Return since inception.

Note: See Financial Highlights tables on pages 55 and 56 for dividend and capital gains information.

Structured Broad Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.8%)
	The Walt Disney Co.	18,390	633
	Time Warner, Inc.	28,890	570
	Home Depot, Inc.	15,420	567
	Target Corp.	8,590	509
*	Comcast Corp. Class A	17,565	456
*	Kohl’s Corp.	5,600	429
	McDonald’s Corp.	9,360	422
	News Corp., Class A	16,690	386
	J.C. Penney Co., Inc. (Holding Co.)	4,540	373
	Federated Department Stores, Inc.	8,200	369
	Omnicom Group Inc.	3,480	356
	Lowe’s Cos., Inc.	11,270	355
	General Motors Corp.	10,500	322
	Yum! Brands, Inc.	5,510	318
	Polo Ralph Lauren Corp.	3,530	311
	Phillips-Van Heusen Corp.	5,070	298
	Men’s Wearhouse, Inc.	5,950	280
*	Wyndham Worldwide Corp.	7,794	266
	Whirlpool Corp.	3,100	263
	Nordstrom, Inc.	4,500	238
*	DIRECTV Group, Inc.	10,170	235
*	EchoStar Communications Corp.Class A	5,350	232
	Darden Restaurants Inc.	5,600	231
*	Buffalo Wild Wings Inc.	3,400	217
*	Clear Channel Outdoor Holdings, Inc. Class A	7,510	198
	Dillard’s Inc.	6,000	196
*	The Dress Barn, Inc.	9,130	190
*	Viacom Inc. Class B	4,595	189
	Abercrombie & Fitch Co.	2,431	184
*	Starbucks Corp.	5,860	184
	Newell Rubbermaid, Inc.	5,800	180
*	Spanish Broadcasting System, Inc.	44,600	178

			Market
			Value•
	Shares		($000)
*	Jack in the Box Inc.	2,500	173
	TJX Cos., Inc.	6,400	173
	Jackson Hewitt Tax Service Inc.	4,970	160
	Thor Industries, Inc.	3,900	154
*	Liberty Global, Inc. Class A	4,590	151
	CBS Corp.	4,855	149
	World Wrestling Entertainment, Inc.	9,013	147
	Sherwin-Williams Co.	2,200	145
	Harley-Davidson, Inc.	2,400	141
	The Stride Rite Corp.	9,100	140
	Domino’s Pizza, Inc.	4,000	130
	NIKE, Inc. Class B	1,210	129
	Clear Channel Communications, Inc.	3,270	115
	Guess ?, Inc.	2,800	113
*	Tenneco Automotive, Inc.	4,400	112
	Weyco Group, Inc.	4,300	112
	Steven Madden, Ltd.	3,706	108
	Starwood Hotels &Resorts Worldwide, Inc.	1,600	104
*	Perry Ellis International Corp.	3,200	102
	International Game Technology	2,460	99
*	AutoNation, Inc.	4,659	99
	International Speedway Corp.	1,900	98
	Meredith Corp.	1,600	92
*	Harris Interactive Inc.	14,924	90
	Best Buy Co., Inc.	1,790	87
*	Las Vegas Sands Corp.	1,000	87
	Cato Corp. Class A	3,500	82
*	AnnTaylor Stores Corp.	1,800	70
	Genuine Parts Co.	1,200	59
	The McGraw-Hill Cos., Inc.	900	57
	VF Corp.	600	50
	Eastman Kodak Co.	2,000	45
	ServiceMaster Co.	2,120	33
	Washington Post Co. Class B	30	23
*	NVR, Inc.	30	20
*	O’Charley’s Inc.	600	12
*	TRW Automotive Holdings Corp.	300	10

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Dover Downs Gaming &Entertainment, Inc.	800	10
	Wolverine World Wide, Inc.	350	10
*	K2 Inc.	800	10
	Aaron Rents, Inc.	300	8
			13,844
Consumer Staples (8.4%)
	The Procter & Gamble Co.	24,820	1,568
	Altria Group, Inc.	17,050	1,497
	Wal-Mart Stores, Inc.	20,710	972
	PepsiCo, Inc.	10,730	682
	The Coca-Cola Co.	13,590	652
	The Kroger Co.	13,800	390
	Walgreen Co.	7,330	336
	Carolina Group	4,270	323
	CVS/Caremark Corp.	9,236	315
	Reynolds American Inc.	5,040	315
	Anheuser-Busch Cos., Inc.	5,590	282
	Corn Products International, Inc.	7,710	274
	Colgate-Palmolive Co.	3,930	262
	Kimberly-Clark Corp.	3,570	245
	Del Monte Foods Co.	17,870	205
	Kraft Foods Inc.	6,230	197
	Archer-Daniels-Midland Co.	4,700	172
	Brown-Forman Corp. Class B	2,550	167
	Sysco Corp.	4,530	153
	The Clorox Co.	1,860	118
	Safeway, Inc.	2,960	108
	The Estee Lauder Cos. Inc.Class A	2,200	107
	Spartan Stores, Inc.	3,900	105
*	Energizer Holdings, Inc.	1,160	99
	The Pepsi Bottling Group, Inc.	3,100	99
	Costco Wholesale Corp.	1,470	79
	Vector Group Ltd.	3,600	67
*	Central European Distribution Corp.	1,600	47
*	The Pantry, Inc.	180	8
			9,844
Energy (8.7%)
	ExxonMobil Corp.	43,220	3,261
	Chevron Corp.	15,265	1,129
	ConocoPhillips Co.	13,654	933
	Valero Energy Corp.	6,392	412
	Marathon Oil Corp.	3,970	392
	Chesapeake Energy Corp.	10,800	334
	ENSCO International, Inc.	5,730	312
	Tidewater Inc.	5,100	299
	Helmerich & Payne, Inc.	8,840	268
	Anadarko Petroleum Corp.	6,040	260
*^	Hercules Offshore, Inc.	9,600	252
*	Grey Wolf, Inc.	36,420	244
*	Unit Corp.	4,299	217
	Frontier Oil Corp.	6,480	212

			Market
			Value•
		Shares	($000)
	Hess Corp.	3,800	211
	Occidental Petroleum Corp.	4,040	199
*	Swift Energy Co.	4,500	188
	Halliburton Co.	5,670	180
	Devon Energy Corp.	2,360	163
*	Superior Energy Services, Inc.	4,500	155
	Patterson-UTI Energy, Inc.	4,765	107
*	Todco Class A	2,330	94
*	Pioneer Drilling Co.	6,331	80
	XTO Energy, Inc.	1,370	75
*	Trico Marine Services, Inc.	1,800	67
	Apache Corp.	940	66
	Baker Hughes, Inc.	710	47
*	Grant Prideco, Inc.	900	45
*	Basic Energy Services Inc.	1,500	35
*	Vaalco Energy, Inc.	5,200	27
*	Lone Star Technologies, Inc.	200	13
			10,277
Financials (21.6%)
	Capital Markets (3.6%)
	Morgan Stanley	9,150	721
	The Goldman Sachs Group, Inc.	3,230	667
	Merrill Lynch & Co., Inc.	6,740	550
	Ameriprise Financial, Inc.	5,800	331
	A.G. Edwards & Sons, Inc.	4,347	301
	Bear Stearns Co., Inc.	1,960	295
	Lehman Brothers Holdings, Inc.	3,880	272
	Mellon Financial Corp.	5,260	227
	The Bank of New York Co., Inc.	5,500	223
	Franklin Resources Corp.	1,210	146
*	ACA Capital Holdings Inc.	9,100	128
	Raymond James Financial, Inc.	3,990	119
	Northern Trust Corp.	1,400	84
	Charles Schwab Corp.	4,500	82
	State Street Corp.	800	52
	MCG Capital Corp.	2,400	45
	SWS Group, Inc.	600	15

	Commercial Banks (4.0%)
	Wells Fargo & Co.	27,510	947
	Wachovia Corp.	12,689	699
	U.S. Bancorp	12,950	453
	PNC Financial Services Group	4,940	356
	Regions Financial Corp.	9,800	347
	KeyCorp	8,850	332
	Comerica, Inc.	4,700	278
	Nara Bancorp, Inc.	13,200	231
	National City Corp.	4,510	168
	Colonial BancGroup, Inc.	6,770	168
	BB&T Corp.	3,980	163
	SunTrust Banks, Inc.	1,390	115

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
*	Intervest Bancshares Corp.	3,600	103
	Community Trust Bancorp Inc.	2,100	76
	Huntington Bancshares Inc.	3,400	74
	Synovus Financial Corp.	2,180	71
	Fifth Third Bancorp	700	27
	TCF Financial Corp.	1,000	26
	Bank of Hawaii Corp.	400	21
	Sky Financial Group, Inc.	700	19
	Mercantile Bank Corp.	300	10

	Consumer Finance (1.0%)
	American Express Co.	5,920	334
	Advanta Corp. Class B	5,869	257
	The First Marblehead Corp.	4,800	215
*	EZCORP, Inc.	13,800	203
	Capital One Financial Corp.	1,460	110
	SLM Corp.	680	28
*	AmeriCredit Corp.	844	19

	Diversified Financial Services (4.4%)
	Bank of America Corp.	36,782	1,877
	Citigroup, Inc.	36,020	1,849
	JPMorgan Chase & Co.	28,946	1,400
	CIT Group Inc.	1,390	74
	ASTA Funding, Inc.	100	4

	Insurance (4.1%)
	American International
	Group, Inc.	15,100	1,015
	Prudential Financial, Inc.	4,840	437
	The Travelers Cos., Inc.	7,540	390
	The Allstate Corp.	6,370	383
	Safeco Corp.	4,400	292
	Nationwide Financial Services, Inc.	4,700	253
	American Financial Group, Inc.	6,750	230
	The Hartford Financial Services Group Inc.	2,170	207
	The Chubb Corp.	2,970	153
	MetLife, Inc.	2,400	152
	Loews Corp.	3,210	146
	Zenith National Insurance Corp.	3,000	142
	Ambac Financial Group, Inc.	1,640	142
	Odyssey Re Holdings Corp.	3,400	134
	The Principal Financial Group, Inc.	2,100	126
	Progressive Corp. of Ohio	5,680	124
	Genworth Financial Inc.	2,960	103
*	Argonaut Group, Inc.	2,100	68
	AFLAC Inc.	1,340	63
	Ohio Casualty Corp.	2,100	63
	Safety Insurance Group, Inc.	1,500	60
	Assurant, Inc.	1,100	59
*	American Physicians Capital, Inc.	1,350	54

			Market
			Value•
	Shares		($000)
*	Darwin Professional
	Underwriters, Inc.	1,700	43
	First American Corp.	570	29
	Commerce Group, Inc.	400	12

	Real Estate Investment Trusts (2.4%)
	Simon Property Group, Inc.REIT	2,896	322
	Archstone-Smith Trust REIT	4,800	261
	Apartment Investment &Management Co.Class A REIT	4,040	233
	SL Green Realty Corp. REIT	1,600	219
	Boston Properties, Inc. REIT	1,700	200
	Avalonbay Communities, Inc.REIT	1,480	192
	Camden Property Trust REIT	2,178	153
	UDR, Inc. REIT	4,100	126
	Federal Realty Investment Trust REIT	1,200	109
	Essex Property Trust, Inc. REIT	800	104
	Host Hotels & Resorts Inc.REIT	3,800	100
	Equity Residential REIT	1,880	91
	Home Properties, Inc. REIT	1,600	84
	Taubman Co. REIT	1,300	75
	Kimco Realty Corp. REIT	1,535	75
	Equity Inns, Inc. REIT	3,700	61
	Innkeepers USA Trust REIT	3,100	50
	iStar Financial Inc. REIT	800	37
	Maguire Properties, Inc. REIT	900	32
	Rayonier Inc. REIT	550	24
	Post Properties, Inc. REIT	500	23
	Colonial Properties Trust REIT	480	22
	Thornburg Mortgage, Inc. REIT	700	18
	Tanger Factory Outlet Centers, Inc. REIT	400	16
	Annaly Mortgage Management Inc. REIT	900	14
	Pennsylvania REIT	300	13
	Mid-America Apartment Communities, Inc. REIT	200	11
	Crescent Real Estate, Inc. REIT	510	10
	Senior Housing Properties Trust REIT	400	10
	LaSalle Hotel Properties REIT	200	9
	Inland Real Estate Corp. REIT	500	9
	Lexington Realty Trust REIT	400	8
	Newcastle Investment Corp.REIT	300	8
	KKR Financial Corp. REIT	300	8
	American Home Mortgage Investment Corp. REIT	300	8
	BioMed Realty Trust, Inc. REIT	300	8
	Spirit Finance Corp. REIT	500	7
	Highland Hospitality Corp. REIT	400	7

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Omega Healthcare
	Investors, Inc. REIT	400	7
	National Health Investors REIT	200	6
	GMH Communities Trust REIT	600	6
	RAIT Financial Trust REIT	200	6
	Friedman, Billings,Ramsey Group, Inc. REIT	1,000	6
	Redwood Trust, Inc. REIT	100	5
	Acadia Realty Trust REIT	200	5
	Anthracite Capital Inc. REIT	400	5
	MFA Mortgage Investments, Inc. REIT	600	5
	Ashford Hospitality Trust REIT	300	4
	Universal Health Realty Income REIT	100	4
	Ramco-Gershenson Properties Trust REIT	100	4
	Cedar Shopping Centers, Inc. REIT	200	3
	Investors Real Estate Trust REIT	300	3
	Sun Communities, Inc. REIT	100	3
	Arbor Realty Trust, Inc. REIT	100	3
	Winston Hotels, Inc. REIT	200	3
	Anworth Mortgage Asset Corp. REIT	300	3
	Luminent Mortgage Capital, Inc. REIT	300	3
	Impac Mortgage Holdings, Inc. REIT	500	2
	Capital Lease Funding, Inc.REIT	200	2
	Urstadt Biddle Properties Class A REIT	100	2
	Novastar Financial, Inc. REIT	200	1

	Real Estate Management &
	Development (0.3%)
	Forest City Enterprise Class A	2,500	165
*	Realogy Corp.	1,742	52
*	CB Richard Ellis Group, Inc.	1,200	41
	Jones Lang LaSalle Inc.	200	21
*	Tejon Ranch Co.	100	5

	Thrifts & Mortgage Finance (1.8%)
	Washington Mutual, Inc.	9,633	389
	Fannie Mae	6,990	382
	Freddie Mac	5,040	300
	Downey Financial Corp.	3,239	209
	Countrywide Financial Corp.	4,390	148
^	IndyMac Bancorp, Inc.	4,600	147
	WSFS Financial Corp.	2,000	129
^	Corus Bankshares Inc.	7,068	121
	TierOne Corp.	3,600	97
	OceanFirst Financial Corp.	4,500	78
	First Financial Holdings, Inc.	1,400	48
	Radian Group, Inc.	640	35
			25,407

			Market
			Value•
		Shares	($000)
Health Care (12.0%)
	Pfizer Inc.	57,280	1,447
	Johnson & Johnson	21,610	1,302
	Merck & Co., Inc.	18,310	809
	Abbott Laboratories	9,500	530
	UnitedHealth Group Inc.	9,750	516
*	WellPoint Inc.	6,050	491
	Wyeth	9,740	487
*	Amgen, Inc.	8,515	476
	Eli Lilly & Co.	7,120	382
	Becton, Dickinson & Co.	4,920	378
	Baxter International, Inc.	7,160	377
	McKesson Corp.	6,400	375
	Medtronic, Inc.	6,530	320
	Bristol-Myers Squibb Co.	10,730	298
*	Genentech, Inc.	3,420	281
	AmerisourceBergen Corp.	5,300	280
*	King Pharmaceuticals, Inc.	14,000	275
	Schering-Plough Corp.	10,710	273
*	LHC Group Inc.	8,400	272
*	The Medicines Co.	10,500	263
	Mylan Laboratories, Inc.	11,980	253
	Quest Diagnostics, Inc.	5,010	250
*	Sciele Pharma, Inc.	10,050	238
*	Barr Pharmaceuticals Inc.	5,000	232
*	Laboratory Corp. of America Holdings	3,100	225
	Cardinal Health, Inc.	3,010	220
*	PAREXEL International Corp.	5,900	212
	Chemed Corp.	4,100	201
*	Magellan Health Services, Inc.	4,700	197
*	Gilead Sciences, Inc.	2,440	187
*	K-V Pharmaceutical Co. Class A	7,500	185
	Aetna Inc.	3,780	166
*	Haemonetics Corp.	2,870	134
*	Humana Inc.	2,200	128
*	eResearch Technology, Inc.	15,700	123
*	Community Health Systems, Inc.	3,300	116
	CIGNA Corp.	750	107
*	Palomar Medical Technologies, Inc.	2,400	96
*	Adams Respiratory Therapeutics, Inc.	2,821	95
	Applera Corp.–Applied Biosystems Group	2,960	88
*	Techne Corp.	1,530	87
*	Alkermes, Inc.	5,380	83
*	ICU Medical, Inc.	2,100	82
*	Greatbatch, Inc.	3,000	76
*	WellCare Health Plans Inc.	800	68
*	Capital Senior Living Corp.	4,400	51
*	United Therapeutics Corp.	800	43
*	Illumina, Inc.	1,400	41
*	Biogen Idec Inc.	800	36
*	Boston Scientific Corp.	2,309	34

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Valeant Pharmaceuticals International	1,900	33
	Health Management Associates Class A	3,000	33
*	Triad Hospitals, Inc.	600	31
	Stryker Corp.	400	27
*	Zimmer Holdings, Inc.	280	24
*	Pediatrix Medical Group, Inc.	300	17
*	Apria Healthcare Group Inc.	500	16
*	Sierra Health Services, Inc.	380	16
*	Viasys Healthcare Inc.	400	14
*	Digene Corp.	300	13
	Vital Signs, Inc.	200	10
*	Myriad Genetics, Inc.	300	10
*	Candela Corp.	800	9
*	Cubist Pharmaceuticals, Inc.	372	8
*	Par Pharmaceutical Cos. Inc.	300	8
*	Kindred Healthcare, Inc.	200	7
*	Genesis Healthcare Corp.	100	6
*	Symmetry Medical Inc.	100	2
			14,170
Industrials (11.0%)
	General Electric Co.	78,780	2,786
	United Technologies Corp.	9,140	594
	The Boeing Co.	5,860	521
	3M Co.	5,430	415
	Honeywell International Inc.	8,970	413
	Lockheed Martin Corp.	4,050	393
	PACCAR, Inc.	5,270	387
	CSX Corp.	9,020	361
	Burlington Northern Santa Fe Corp.	4,170	335
*	Terex Corp.	4,540	326
	Northrop Grumman Corp.	4,230	314
	Parker Hannifin Corp.	3,500	302
	Steelcase Inc.	13,100	261
	Trinity Industries, Inc.	5,900	247
	Acuity Brands, Inc.	4,400	240
*	Celadon Group Inc.	14,034	234
*	Genlyte Group, Inc.	3,300	233
	FedEx Corp.	2,160	232
	United Parcel Service, Inc.	3,280	230
	Interface, Inc.	14,100	225
	Caterpillar, Inc.	3,320	223
	Republic Services, Inc.Class A	7,725	215
	A.O. Smith Corp.	5,320	203
	Emerson Electric Co.	4,640	200
*	H&E Equipment Services, Inc.	9,100	196
	Union Pacific Corp.	1,900	193
	Cummins Inc.	1,130	164
	Kennametal, Inc.	2,300	156
*	AMR Corp.	4,810	146
*	EnPro Industries, Inc.	4,000	144
*	Thomas & Betts Corp.	2,900	142

			Market
			Value•
		Shares	($000)
*	P.A.M. Transportation Services, Inc.	6,562	135
*	CBIZ Inc.	18,300	130
*^	Houston Wire & Cable Co.	4,500	126
	Manpower Inc.	1,700	125
*	Spirit Aerosystems Holdings Inc.	3,600	115
	General Dynamics Corp.	1,450	111
	Lincoln Electric Holdings, Inc.	1,680	100
	Arkansas Best Corp.	2,607	93
*	Allied Waste Industries, Inc.	7,220	91
	The Timken Co.	2,960	90
	Precision Castparts Corp.	830	86
*	NCI Building Systems, Inc.	1,800	86
	Illinois Tool Works, Inc.	1,580	82
*	Consolidated Graphics, Inc.	1,000	74
	Pitney Bowes, Inc.	1,600	73
*	TransDigm Group, Inc.	1,800	65
	Deere & Co.	600	65
	Raytheon Co.	1,200	63
*	U.S. Xpress Enterprises, Inc.	3,600	62
	R.R. Donnelley & Sons Co.	1,500	55
*	ABX Air, Inc.	2,964	20
	Herman Miller, Inc.	600	20
	Adesa, Inc.	700	19
	Con-way, Inc.	340	17
*	Swift Transportation Co., Inc.	380	12
	Waste Management, Inc.	300	10
	John H. Harland Co.	200	10
*	Mobile Mini, Inc.	200	5
			12,971
Information Technology (15.2%)
	Microsoft Corp.	66,998	1,867
*	Cisco Systems, Inc.	48,150	1,229
	International Business Machines Corp.	13,010	1,226
	Hewlett-Packard Co.	24,230	973
	Intel Corp.	43,990	842
*	Google Inc.	1,550	710
*	Oracle Corp.	36,300	658
*	Apple Computer, Inc.	6,120	569
	QUALCOMM Inc.	9,920	423
*	Corning, Inc.	16,670	379
	Texas Instruments, Inc.	11,770	354
*	Dell Inc.	14,580	338
	Western Union Co.	14,840	326
	Automatic Data Processing, Inc.	6,480	314
*	Fiserv, Inc.	5,800	308
*	eBay Inc.	8,510	282
*	Anixter International Inc.	4,140	273
*	Coherent, Inc.	8,200	260
*	C-COR Inc.	18,300	254
*	LAM Research Corp.	5,290	250
*	MicroStrategy Inc.	1,940	245
*	ON Semiconductor Corp.	27,000	241

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
*	Sybase, Inc.	9,300	235
*	CPI International, Inc.	12,200	234
*	Vignette Corp.	12,200	227
*	Lexmark International, Inc.	3,850	225
*	Yahoo! Inc.	6,970	218
	Motorola, Inc.	12,030	213
*	CSG Systems International, Inc.	8,470	212
	United Online, Inc.	14,100	198
	Applied Materials, Inc.	10,500	192
	Electronic Data Systems Corp.	6,940	192
*	Western Digital Corp.	11,000	185
*	Zoran Corp.	10,701	182
*	Fairchild Semiconductor International, Inc.	10,700	179
*	Tyler Technologies, Inc.	13,600	173
*	Computer Sciences Corp.	3,270	170
*	UTStarcom, Inc.	19,750	164
*	RealNetworks, Inc.	19,800	155
*	Avnet, Inc.	4,100	148
*	Cadence Design Systems, Inc.	6,800	143
	Intersil Corp.	5,140	136
*	Komag, Inc.	4,010	131
*	MKS Instruments, Inc.	5,000	128
*	Symantec Corp.	6,750	117
	MTS Systems Corp.	2,980	116
*	Novellus Systems, Inc.	3,600	115
*	Intuit, Inc.	4,000	109
*	EMC Corp.	7,630	106
*	Xerox Corp.	6,000	101
*	Radiant Systems, Inc.	6,300	82
*	Alliance Data Systems Corp.	1,300	80
*	NVIDIA Corp.	2,400	69
*	MEMC Electronic Materials, Inc.	1,020	62
*	Intevac, Inc.	2,200	58
	National Semiconductor Corp.	2,200	53
*	LSI Logic Corp.	4,700	49
*	Silicon Image, Inc.	6,000	49
*	VeriSign, Inc.	1,900	48
*	iGATE Corp.	4,500	37
*	Perot Systems Corp.	2,000	36
*	Arrow Electronics, Inc.	900	34
	First Data Corp.	1,140	31
*	Anaren, Inc.	1,400	25
*	International Rectifier Corp.	500	19
*	EMS Technologies, Inc.	983	19
*	Hyperion Solutions Corp.	350	18
	Imation Corp.	300	12
	Jack Henry & Associates Inc.	500	12
*	Veeco Instruments, Inc.	600	12
*	CACI International, Inc.	210	10
	Methode Electronics, Inc.Class A	300	4
*	Ciber, Inc.	400	3
*	SYNNEX Corp.	100	2
			17,849

			Market
			Value•
		Shares	($000)
Materials (3.6%)
	Nucor Corp.	5,730	373
	United States Steel Corp.	3,700	367
	Allegheny Technologies Inc.	3,150	336
	Alcoa Inc.	9,710	329
	Dow Chemical Co.	6,920	317
	Steel Dynamics, Inc.	6,800	294
	NN, Inc.	19,800	247
	Greif Inc. Class A	2,200	244
*	AK Steel Holding Corp.	10,412	244
	E.I. du Pont de Nemours & Co.	4,480	221
	Monsanto Co.	3,926	216
	Eastman Chemical Co.	3,400	215
	Lyondell Chemical Co.	7,100	213
	Texas Industries, Inc.	2,533	191
	Chaparral Steel Co.	2,800	163
*	Mercer International Inc.	8,100	97
	PPG Industries, Inc.	1,200	84
	Newmont Mining Corp. (Holding Co.)	570	24
	Southern Peru Copper Corp. (U.S. Shares)	120	9
			4,184
Telecommunication Services (3.5%)
	AT&T Inc.	48,729	1,921
	Verizon Communications Inc.	21,130	801
	Sprint Nextel Corp.	21,089	400
	Embarq Corp.	5,061	285
	CT Communications, Inc.	10,000	241
	Telephone &Data Systems, Inc.	3,970	237
*	Qwest Communications International Inc.	10,800	97
	Surewest Communications	3,475	86
	Alltel Corp.	1,030	64
*	Globalstar, Inc.	1,000	11
	Golden Telecom, Inc.	180	10
			4,153
Utilities (4.0%)
	FirstEnergy Corp.	5,900	391
	PG&E Corp.	7,200	348
	Exelon Corp.	4,840	333
	American Electric Power Co., Inc.	6,720	328
	Consolidated Edison Inc.	6,400	327
	Xcel Energy, Inc.	12,810	316
	PNM Resources Inc.	7,950	257
	Edison International	5,040	248
	Pinnacle West Capital Corp.	5,090	246
	Puget Energy, Inc.	8,860	228
	TXU Corp.	3,350	215
	The Laclede Group, Inc.	6,900	214
	Southern Co.	5,360	196
	Duke Energy Corp.	8,990	182
	CenterPoint Energy Inc.	8,670	156
	Entergy Corp.	1,400	147

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
Westar Energy, Inc.		4,400	121
Dominion Resources, Inc.		1,350	120
Sempra Energy		1,800	110
CH Energy Group, Inc.		1,800	88
* Mirant Corp.		1,900	77
ONEOK, Inc.		804	36
* El Paso Electric Co.		1,330	35
Energen Corp.		500	25
			4,744
Total Common Stocks
(Cost $102,600)			117,443
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.3%)
[2] Vanguard Market Liquidity
Fund, 5.288%		3,239,064	3,239
[2] Vanguard Market Liquidity
Fund, 5.288%—Note E		630,100	630
			3,869

		Face
		Amount
		($000)
U.S. Agency Obligation (0.1%)
[3]	Federal National Mortgage Assn.
4	5.226%, 4/27/07	100	100
Total Temporary Cash Investments
(Cost $3,969)			3,969
Total Investments (103.2%)
(Cost $106,569)			121,412
Other Assets and Liabilities (–3.2%)
Other Assets—Note B			235
Payables for Investment Securities
Purchased			(3,287)
Other Liabilities—Note E			(711)
			(3,763)
Net Assets (100%)			117,649

At March 31, 2007, net assets consisted of: [5,6]
Amount
($000)
Paid-in Capital	100,923
Undistributed Net Investment Income	455
Accumulated Net Realized Gains	1,425
Unrealized Appreciation
Investment Securities	14,843
Futures Contracts	3
Net Assets	117,649

Institutional Shares—Net Assets
Applicable to 488,649 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	13,256
Net Asset Value Per Share—
Institutional Shares	$27.13

Institutional Plus Shares—Net Assets
Applicable to 1,923,647 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	104,393
Net Asset Value Per Share—
Institutional Plus Shares	$54.27

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 3.0%, respectively, of net assets. See Note C in Notes to Financial Statements.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5	See Note C in Notes to Financial Statements for the tax-basis components of net assets.
6	See Note F in Notes to Financial Statements.

Structured Broad Market Fund

Statement of Operations

October 3, 2006[1] to
March 31, 2007
($000)
Investment Income
Income
Dividends	990
Interest[2]	14
Security Lending	1
Total Income	1,005
Expenses
The Vanguard Group—Note B
Investment Advisory Services	40
Management and Administrative
Institutional Shares	3
Institutional Plus Shares	26
Marketing and Distribution
Institutional Shares	—
Institutional Plus Shares	4
Custodian Fees	6
Shareholders’ Reports
Institutional Shares	2
Institutional Plus Shares	1
Total Expenses	82
Net Investment Income	923
Realized Net Gain (Loss)
Investment Securities Sold	1,849
Futures Contracts	(44)
Realized Net Gain (Loss)	1,805
Unrealized Appreciation (Depreciation)
Investment Securities	6,491
Futures Contracts	3
Unrealized Appreciation (Depreciation)	6,494
Net Increase (Decrease) in Net Assets Resulting from Operations	9,222

1	Commencement of operations as a registered investment company.
2	Interest income from an affiliated company of the fund was $14,000.

Structured Broad Market Fund

Statement of Changes in Net Assets

October 3, 2006[1] to
March 31, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	923
Realized Net Gain (Loss)	1,805
Unrealized Appreciation (Depreciation)	6,494
Net Increase (Decrease) in Net Assets Resulting from Operations	9,222
Distributions
Net Investment Income
Institutional Shares	(22)
Institutional Plus Shares	(446)
Realized Capital Gain[2]
Institutional Shares	(18)
Institutional Plus Shares	(362)
Total Distributions	(848)
Capital Share Transactions—Notes F, G
Institutional Shares	13,032
Institutional Plus Shares	96,243
Net Increase (Decrease) from Capital Share Transactions	109,275
Total Increase (Decrease)	117,649
Net Assets
Beginning of Period	—
End of Period[3]	117,649

1	Commencement of operations as a registered investment company.
2	Includes fiscal 2007 short-term gain distributions totaling $216,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3	Net Assets—End of Period includes undistributed net investment income of $455,000.

Structured Broad Market Fund

Financial Highlights

Institutional Shares
November 30, 2006[1] to
For a Share Outstanding Throughout the Period	March 31, 2007
Net Asset Value, Beginning of Period	$26.59
Investment Operations
Net Investment Income	.138
Net Realized and Unrealized Gain (Loss) on Investments	.613
Total from Investment Operations	.751
Distributions
Dividends from Net Investment Income	(.116)
Distributions from Realized Capital Gains	(.095)
Total Distributions	(.211)
Net Asset Value, End of Period	$27.13

Total Return	2.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13
Ratio of Total Expenses to Average Net Assets	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.60%*
Portfolio Turnover Rate	44%*

1	Inception.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Institutional Plus Shares
October 3, 2006[1] to
For a Share Outstanding Throughout the Period	March 31, 2007
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income	.445
Net Realized and Unrealized Gain (Loss) on Investments	4.249
Total from Investment Operations	4.694
Distributions
Dividends from Net Investment Income	(.234)
Distributions from Realized Capital Gains	(.190)
Total Distributions	(.424)
Net Asset Value, End of Period	$54.27

Total Return	9.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.70%*
Portfolio Turnover Rate	44%*

1	Commencement of operations as a registered investment company.
*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Notes to Financial Statements

Vanguard Structured Broad Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Structured Broad Market Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2007, the fund had contributed capital of $11,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At March 31, 2007, the cost of investment securities for tax purposes was $106,569,000. Net unrealized appreciation of investment securities for tax purposes was $14,843,000, consisting of unrealized gains of $17,279,000 on securities that had risen in value since their purchase and $2,436,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1	358	3
E-mini S&P 500 Index	1	71	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Broad Market Fund

D. During the period ended March 31, 2007, the fund purchased $37,170,000 of investment securities and sold $23,448,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at March 31, 2007, was $609,000, for which the fund received cash collateral of $630,000.

F. Pursuant to a plan of reorganization approved by the trustee of Vanguard Fiduciary Trust Company Structured Broad Market Trust (the “trust”) on July 18, 2006, the trust purchased shares of the fund through a non-taxable in-kind transfer of all of the trust’s investment securities on October 3, 2006, resulting in the issuance of 1,908,000 fund shares at a net asset value per share of $50.00. The trust’s net assets transferred to the fund were $95,424,000, including net unrealized appreciation of $8,352,000. On October 4, 2006, the trust liquidated by distributing to unitholders shares of the fund equal to the value of the unitholders’ investments in the trust.

G. Capital share transactions for each class of shares were:

	October 3, 2006[1] to
	March 31, 2007
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	12,992	488
Issued in Lieu of Cash Distributions	40	1
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	13,032	489
Institutional Plus Shares
Issued[2]	95,435	1,909
Issued in Lieu of Cash Distributions	808	15
Redeemed	—	—
Net Increase (Decrease)—Institutional Plus Shares	96,243	1,924

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning October 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

1	Commencement of operations as a registered investment company.
2	Includes shares converted from the Net Assets of Vanguard Fiduciary Trust Company Structured Broad Market Trust. See Note F in Notes to Financial Statements.

About Your Fund’s Expenses

The expense discussion that follows is limited to the Structured Large-Cap Equity Fund, the only one of the Vanguard Structured Equity Funds that had six months of operating history as a mutual fund on March 31, 2007.

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Structured Large-Cap Equity	9/30/2006	3/31/2007	Period[2]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,077.03	$1.29
Institutional Plus Shares	1,000.00	1,077.77	0.78
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,023.68	$1.26
Institutional Plus Shares	1,000.00	1,024.18	0.76

1	Results are shown only for portfolios that have operated as mutual funds for at least six months.
2

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for Institutional Shares and 0.15% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Structured Large-Cap Equity Fund, Structured Large-Cap Growth Fund, Structured Large-Cap Value Fund, and Structured Broad Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the funds’ investment advisor. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others; however, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management since their inceptions, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and has led the Quantitative Equity Group since 1987. James D. Troyer and James P. Stetler, the managers primarily responsible for the day-to-day management of the funds, have worked in investment management since 1979 and 1996, respectively. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds since their inceptions. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performances can be found in the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their peer groups. The funds’ advisory expense ratios were also well below the peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York since 2005 and of Schuylkill River Development Corporation and
Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer since 2006, Vice President and Chief Information Officer
147 Vanguard Funds Overseen	(1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005; Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–
2004),Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
147 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
147 Vanguard Funds Overseen	and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for the
Hearing-Impaired > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. They are also available from
fund only if preceded or accompanied by	the SEC’s website, www.sec.gov. In addition, you may
the fund’s current prospectus.	obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q08702 052007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD QUANTITATIVE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.